As filed with the Securities and Exchange Commission on June 27, 2003

Registration No. 333-105167

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /   /

PRE-EFFECTIVE AMENDMENT NO.    3                                  / X /
                            ------

POST-EFFECTIVE AMENDMENT NO.___                                   /   /

                     OPPENHEIMER MAIN STREET FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Main Street Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration
Statement shall thereafter become effective in accordance with section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section
8(a), shall determine.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Trinity Core Fund and Prospectus for
Oppenheimer Main Street Fund

Part B

Statement of Additional Information--Incorporated by reference to Part B filed with the Pre-Effective Amendment No. 1 on May 15, 2003

Part C

Other Information
Signatures
Exhibits

                                  FORM N-14
                         OPPENHEIMER MAIN STREET FUND
                            CROSS REFERENCE SHEET

Part A of Form N-14

Item No.    Proxy Statement and Prospectus Heading and/or Title of Document
--------    ---------------------------------------------------------------
1.    (a)   Cross Reference Sheet.
(b)   Front Cover Page.
2.    (a)   *
(b)   Table of Contents.
3.    (a)   Synopsis.
      (b)   Comparative Fee Tables.
(c)   Principal Risk Factors.
4.    (a)   Synopsis;   Approval  or  Disapproval  of  the  Reorganization  of
            Oppenheimer Trinity Core Fund into Oppenheimer Main Street Fund.
5.    (a)   Method of Carrying Out the Reorganization; Additional Information.
(b)   Approval or Disapproval of the Reorganization - Capitalization Table.
(c)   Statement of  Additional  Information  of  Oppenheimer  Main Street Fund
            (see Part B); Annual Report of  Oppenheimer  Main Street Fund (see
            Part B);  Semi-Annual  Report of Oppenheimer Main Street Fund (see
            Part B).
6.    Synopsis;   Comparison  Between   Oppenheimer   Trinity  Core  Fund  and
            Oppenheimer Main Street Fund.
7.          *
8.    (a)   *
(b)   *
9.          *

Part B of Form N-14-- Incorporated by reference to Part B filed with the
Pre-Effective Amendment No. 1 on May 15, 2003

Item No.    Statement  of  Additional  Information  Heading  and/or  Title of
--------    ------------------------------------------------------------------
Document
--------
10.         Cover Page.
11.         Table of Contents.
12.   (a)   Statement of Additional  Information  of  Oppenheimer  Main Street
      Fund.
      (b)   *
13.   (a)   Statement of Additional  Information of  Oppenheimer  Trinity Core
            Fund.
      (b)   *
14.         Annual Report of Oppenheimer Main Street Fund at August 31, 2002;
            Semi-Annual  Report of  Oppenheimer  Main  Street Fund at February
            28, 2003;
            Annual Report of Oppenheimer Trinity Core Fund at July 31, 2002;
            Semi-Annual  Report of  Oppenheimer  Trinity  Core Fund at January
            31, 2003.

Part C of Form N-14

Item No.    Other Information Heading
--------    -------------------------
15.         Indemnification.
16.         Exhibits.
17.         Undertakings.

---------------
* Not Applicable or negative answer 700
Form N-14

John V. Murphy
President &                                  OppenheimerFunds Logo
Chief Executive Officer                          498 Seventh Avenue, 10th Floor
                                                 New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                July 14, 2003

Dear Oppenheimer Trinity Core Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive change that has been proposed for Oppenheimer Trinity Core Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best  interest of  shareholders  of  Oppenheimer  Trinity Core
Fund  ("Trinity  Core Fund") to  reorganize  into  another  Oppenheimer  fund,
Oppenheimer Main Street Fund ("Main Street Fund").  A shareholder  meeting has been scheduled in October,  and all Trinity Core Fund  shareholders  of record as of June 18th are being asked to vote  either in person or by proxy,  on the proposed  reorganization.  You will  find a notice  of the  meeting,  a ballot card, a proxy statement detailing the proposal,  a Main Street Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?

The  proposal  would  reorganize  the  Trinity  Core fund into the larger Main
Street Fund which has a comparable  investment  objective and lower  expenses.
Trinity  Core Fund and Main Street Fund have  similar  investment  objectives.
Trinity  Core  Fund's  investment  objective  is to seek  long-term  growth of capital.  Main  Street  Fund's  investment  objective  is to seek a high total return.  In seeking their  investment  objectives,  Trinity Core Fund and Main
Street Fund utilize a similar  investing  strategy.  Trinity Core Fund invests in common stocks that are included in the S&P 500. Main Street Fund  currently invests mainly in common stocks of U.S. companies of different  capitalization ranges,  presently focusing on  large-capitalization  issuers.  Both funds are managed  with a  quantitative  investment  process.  Both  Funds  invest  in a similar  universe of companies,  although  Main Street has a larger  potential investment universe.

Among other factors,  the Trinity Core Fund Board  considered that the expense ratio of Main  Street  Fund has been lower than the  expense  ratio of Trinity
Core fund.  Although past  performance  is not  predictive of future  results, shareholders  of  Trinity  Core  Fund  would  have an  opportunity  to  become shareholders of a fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.708.7780.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

  OPPENHEIMER TRINITY CORE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1-800-525-7048

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 29, 2003

    To the Shareholders of Oppenheimer Trinity Core Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity  Core Fund  ("Trinity  Core  Fund"),  a registered investment  management company,  will be held at 6803 South Tucson Way,
    Centennial,  CO 80112 at 1:00 P.M.,  Mountain time, on August 29, 2003,
    or  any  adjournments  thereof  (the  "Meeting"),   for  the  following
    purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Core Fund  ("Trinity  Core Fund") and  Oppenheimer
    Main Street Fund ("Main Street  Fund"),  a series of  Oppenheimer  Main
    Street  Funds,   Inc.  and  the  transactions   contemplated   thereby,
    including (a) the transfer of  substantially  all the assets of Trinity
    Core Fund to Main Street  Fund in exchange  for Class A, Class B, Class
    C,  Class  N  and  Class  Y  shares  of  Main  Street  Fund,   (b)  the
    distribution  of these shares of Main Street Fund to the  corresponding
    Class  A,  Class  B,  Class  C,  Class N and  Class Y  shareholders  of
    Trinity  Core Fund in  complete  liquidation  of Trinity  Core Fund and
    (c) the  cancellation  of the  outstanding  shares of Trinity Core Fund
    (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on June 18, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the Proxy  Statement  and  Prospectus.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Core  Fund  recommends  a vote in  favor of the  Proposal.  WE
    URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary
    June 27, 2003
    [211]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

 Proxy Card

                        Oppenheimer Trinity Core Fund

Proxy For a Special Shareholders Meeting of shareholders To Be Held on aUGUST
                                   29, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Core  Fund (the  "Fund")  to be held at 6803  South  Tucson  Way,  Centennial,
Colorado,  80112,  on August 29, 2003, at 1:00 P.M.  Mountain  time, or at any adjournment  thereof,  upon the  proposals  described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of  Reorganization  between  Oppenheimer Main
Street Fund ("Main Street Fund"), and Oppenheimer  Trinity Core Fund ("Trinity
Core Fund") and the  transactions  contemplated  thereby,  including:  (a) the transfer of  substantially  all the assets of Trinity Core Fund to Main Street
Fund in exchange  for Class A, Class B, Class C, Class N and Class Y shares of
Main Street Fund, (b) the  distribution  of such shares of Main Street Fund to the corresponding  Class A, Class B, Class C, Class N and Class Y shareholders of Trinity Core Fund in complete  liquidation  of Trinity  Core Fund,  and (c)
the cancellation of the outstanding shares of Trinity Core Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

Telephone Voting Instructions

1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

OPPENHEIMER MAIN STREET FUND, A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.
               6803 South Tucson Way, Centennial, CO 80112-3924

                                1.800.708.7780

                   COMBINED PROSPECTUS AND PROXY STATEMENT

                             DATED June 27, 2003

          Acquisition of the Assets of OPPENHEIMER TRINITY CORE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018

                                1.800.708.7780

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                         OPPENHEIMER MAIN STREET FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of  Oppenheimer  Trinity Core Fund  ("Trinity  Core Fund") to be
voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the "Reorganization  Agreement") and the
transactions  contemplated thereby (the "Reorganization") between Trinity Core
Fund and  Oppenheimer  Main  Street  Fund  ("Main  Street  Fund") a series  of
Oppenheimer  Main  Street  Funds,  Inc.  This  combined  Prospectus  and Proxy
Statement  constitutes  the  Prospectus  of Main  Street  Fund  and the  Proxy
Statement  of  Trinity  Core Fund filed on Form N-14 with the  Securities  and
Exchange   Commission   ("SEC").   If   shareholders   vote  to  approve   the
Reorganization  Agreement  and the  Reorganization,  the net assets of Trinity
Core  Fund will be  acquired  by and in  exchange  for  shares of Main  Street
Fund.  The Meeting  will be held at the offices of  OppenheimerFunds,  Inc. at
6803 South  Tucson Way,  Centennial,  CO 80112 on August 29, 2003 at 1:00 P.M.
Mountain  time.  The Board of  Trustees  of  Trinity  Core Fund is  soliciting these  proxies  on behalf of  Trinity  Core Fund.  This  Prospectus  and Proxy
Statement will first be sent to shareholders on or about July 14, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Main  Street Fund equal in value to the value as of the  Valuation  Date (as such term is defined in the  Agreement and Plan of  Reorganization  attached  hereto as  Exhibit  A) of your Class A shares of
Trinity  Core Fund;  Class B shares of Main  Street Fund equal in value to the value as of the Valuation  Date  (business  date preceding the closing date of the  Reorganization)  of your  Class B shares of Trinity  Core  Fund;  Class C shares of Main  Street  Fund  equal in value to the value as of the  Valuation
Date of your  Class C shares  of  Trinity  Core  Fund;  Class N shares of Main
Street  Fund  equal  in value to the  value as of the  Valuation  Date of your
Class N shares of Trinity  Core Fund;  and Class Y shares of Main  Street Fund equal in value to the value as of the  Valuation  Date of your  Class Y shares of  Trinity  Core  Fund.  Trinity  Core  Fund  will  then  be  liquidated  and de-registered  under  the  Investment  Company  Act of 1940  (the  "Investment
Company Act").  Main Street Fund will preserve the name to  "Oppenheimer  Main
Street Fund" following the Reorganization.

      Main Street Fund's investment objective is to seek a high total return.
Main Street Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

This Prospectus and Proxy Statement gives  information about Class A, Class B,
Class C, Class N and Class Y shares of Main  Street  Fund that you should know before investing.  You should retain it for future  reference.  A Statement of
Additional  Information  relating  to the  Reorganization  described  in  this
Prospectus and Proxy Statement,  dated June 27, 2003, (the "Proxy Statement of
Additional  Information")  has been filed  with the  Securities  and  Exchange
Commission  ("SEC") as part of the  Registration  Statement  on Form N-14 (the
"Registration  Statement")  and is incorporated  herein by reference.  You may receive  a copy  by  writing  request  to the  Transfer  Agent  or by  calling toll-free as detailed  above.  The Proxy  Statement of Additional  Information includes the following  documents,  each of which is available  free of charge by calling  1.800.225.5677:  (i) Annual and Semi-Annual Reports dated July 31,
2002 and  January  31,  2003,  respectively,  of Trinity  Core Fund;  (ii) the
Annual and  Semi-Annual  Reports  dated August 31, 2002 and February 28, 2003, respectively  of Main Street Fund;  (iii) the  Prospectus of Trinity Core Fund
dated September 24, 2002 as supplemented  November 1, 2002; (iv) the Statement of  Additional  Information  of Trinity Core Fund dated  September 24, 2002 as revised  October 15, 2002, and as  supplemented  January 2, 2003 and March 31,
2003;  (v) the Statement of Additional  Information  of Main Street Fund dated
October 23, 2002, as supplemented April 30, 2003.

      The   Prospectus  of  Main  Street  Fund  dated  October  23,  2002,  as supplemented  April 30,  2003,  is attached to and  considered  a part of this
Prospectus   and  Proxy   Statement  and  is  intended  to  provide  you  with
information about Main Street Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

This Prospectus and Proxy Statement is dated June 27, 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page
                                                                        ----
Synopsis
      What am I being asked to vote on?...............................   6
      What  are  the  general   tax   consequences   of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives  and  policies of the Funds  compare?
................  7
      Who manages the Funds?............................................ 8
      What are the fees and expenses of each Fund and those expected after the
         Reorganization?....................................... .....    8
      Where  can  I  find  more   financial   information   about  the  Funds?
..........................   13

      What  are  the   capitalizations   of  the  Funds  and  what  would  the
      capitalizations                be               after                the
      Reorga13zation?....................................................

            Purchases,  Redemptions,  Exchanges and other Shareholder Services
...........  21
            Dividends and Distributions................................  21
      What are the  Principal  Risks of an  Investment  in Main  Street  Fund?
............   21
Reasons for the Reorganization
Information about the Reorganization

      What  should I know about Class A, Class B, Class C, Class N and Class Y
      shares of Main Street Fund?.....................................   25
Comparison of Investment Objectives and Policies
      Are there any significant  differences between the investment objectives and strategies of
         the Funds?...................................................   27
      What  are the  main  risks  associated  with  investment  in the  Funds?
......................   27
      How do the investment policies of the Funds compare?..........     27
      What  are  the  fundamental   investment   restrictions  of  the  Funds?
.........................   29
      How do the  Account  Features  and  Shareholder  Services  for the Funds

Voting Information
How many votes are  necessary  to approve the  Reorganization  Agreement?  33
      How do I ensure my vote is accurately recorded?.................     34
      Can I revoke my proxy?.........................................      34
      What  other  matters  will be  voted  upon at the  Meeting?.         34

Information about Main Street Fund
Information about Trinity Core Fund
Principal Shareholders
Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Trinity Core Fund, and Oppenheimer Main Street Fund

Enclosures:

Prospectus of Oppenheimer Main Street Fund, dated October 23, 2002, as supplemented April 30, 2003.
Annual Report of Main Street Fund dated August 31, 2002.
Semi-Annual Report of Main Street Fund dated February 28, 2003 (available without charge upon request).

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of Main Street Fund which  accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

      If  shareholders  of Trinity Core Fund approve the  Reorganization,  the net assets of Trinity Core Fund will be  transferred  to Main Street Fund,  in exchange  for an equal  value of shares of Main  Street  Fund.  The  shares of
Main Street Fund will then be  distributed  to Trinity Core Fund  shareholders and Trinity Core Fund will be liquidated.  As a result of the  Reorganization, you will  cease to be a  shareholder  of Trinity  Core Fund and will  become a shareholder  of Main  Street  Fund.  This  exchange  will occur on the Closing
Date (as such term is  defined  in the  Agreement  and Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization.

      Shareholders  of Trinity  Core Fund  holding  certificates  representing their  shares  will  not  be  required  to  surrender  their  certificates  in connection with the  reorganization.  However,  former shareholders of Trinity
Core Fund whose shares are represented by outstanding share  certificates will not be allowed to redeem,  transfer or pledge  shares of Main Street Fund they
receive  in  the   Reorganization   until  the  exchanged  Trinity  Core  Fund
certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of Trustees a reorganization of your Fund,  Trinity Core
Fund,  with and into Main Street  Fund so that  shareholders  of Trinity  Core
Fund may become  shareholders  of a  substantially  larger fund advised by the same investment advisor with generally  historically  comparable  performance, and investment  objectives,  policies, and strategies very similar to those of their current Fund. In addition,  portfolio  management of the surviving  Main
Street Fund will be the same one that  manages  Trinity  Core Fund.  The Board also  considered  the fact that the surviving fund has the potential for lower overall  operating  expenses.  In  addition,  the Board  considered  that both
Funds  have  Class A,  Class B,  Class C,  Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The Board also  considered that the Reorganization would be a tax-free  reorganization,  and there would be no sales charge  imposed in effecting  the  Reorganization.  In addition,  due to the relatively moderate costs of the reorganization,  the Boards of both Funds concluded  that  neither  Fund would  experience  dilution  as a result of the
Reorganization.

      A reorganization  of Trinity Core Fund with and into Main Street Fund is recommended  by the  Manager  based on the fact  that  both  Funds  have  very similar investment policies, practices and objectives.

      At a meeting  held on April 17,  2003,  the Board of Trustees of Trinity
Core Fund  approved a  reorganization  transaction  that will,  if approved by shareholders,  result in the  transfer of the net assets of Trinity  Core Fund to Main Street  Fund,  in exchange for an equal value of shares of Main Street
Fund.  The  shares of Main  Street  Fund will then be  distributed  to Trinity
Core Fund  shareholders and Trinity Core Fund will be liquidated.  As a result of the  Reorganization,  you will cease to be a  shareholder  of Trinity  Core
Fund and will become a  shareholder  of Main Street Fund.  This  exchange will occur on the Closing Date (as such term is defined in the  Agreement  and Plan of Reorganization attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Main Street Fund equal in value to the value as of the Valuation  Date of your
Class A shares of Trinity Core Fund;  Class B shares of Main Street Fund equal in  value to the  value as of the  Valuation  Date of your  Class B shares  of
Trinity  Core Fund;  Class C shares of Main  Street Fund equal in value to the value as of the  Valuation  Date of your Class C shares of Trinity  Core Fund;
Class N shares  of Main  Street  Fund  equal  in value to the  value as of the
Valuation  Date of your  Class N shares  of  Trinity  Core  Fund;  and Class Y shares of Main  Street  Fund equal in value as of the  Valuation  Date of your
Class Y shares of Trinity Core Fund.  The shares you receive will be issued at net  asset  value  without  a sales  charge  or the  payment  of a  contingent deferred  sales charge  ("CDSC")  although if your shares of Trinity Core Fund are  subject to a CDSC,  your Main  Street  Fund  shares  will  continue to be subject to the same CDSC  applicable  to your shares.  The period during which you held your  Trinity  Core  shares will  carryover  to your Main Street Fund shares for purposes of determining  applicable holding periods,  including the
CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,   the  Board  of   Trinity   Core  Fund  has   determined   that  the
Reorganization  is in the best interests of the  shareholders  of Trinity Core
Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of  Trinity  Core Fund who are U.S.
citizens will not recognize any gain or loss for federal  income tax purposes, as a result of the  exchange of their  shares for shares of Main Street  Fund.
You should,  however,  consult your tax advisor  regarding the effect, if any, of the  Reorganization in light of your individual  circumstances.  You should also  consult  your tax advisor  about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the "Information  About the  Reorganization--What  are the Tax Consequences
of the Reorganization?"

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity  Core  Fund  and  Main  Street  Fund  have  similar   investment
objectives.  Trinity Core Fund's  investment  objective  is to seek  long-term
Main Street of capital.  Main Street Fund's investment  objective is to seek a high total return. In seeking their investment  objectives,  Trinity Core Fund and Main Street Fund utilize a similar investing  strategy.  Trinity Core Fund invests in common  stocks that are  included in the S&P 500.  Main Street Fund currently  invests  mainly in common  stocks of U.S.  companies  of  different capitalization  ranges,  presently focusing on  large-capitalization  issuers.
Both funds are managed  with a  quantitative  investment  process.  Both Funds invest in a similar  universe of companies,  although Main Street has a larger potential investment universe.

      Please refer to the Annual and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is
the  responsibility  of  the  Manager.   Trinity  Core  Fund  is  an  open-end
diversified   investment  management  company  with  an  unlimited  number  of
authorized  shares  of  beneficial   interest  organized  as  a  Massachusetts
business  trust on May 6, 1999. It commenced  operations on September 1, 1999.
Trinity  Core Fund is governed by a Board of  Trustees,  which is  responsible
for  protecting  the  interests  of  shareholders  under   Massachusetts  law.
Trinity  Core Fund is  located  at 498  Seventh  Avenue,  New  York,  New York
10018.

      Main Street Fund, a series of Oppenheimer Main Street Funds,  Inc. is an open-end,  diversified  investment management company with an unlimited number
of  authorized  shares  of  beneficial   interest   organized  as  a  Maryland
Corporation  on September  30, 1996.  It commenced  operations  on February 3,
1988.  Main  Street  Fund  is  governed  by a  Board  of  Trustees,  which  is responsible for protecting the interests of shareholders  under  Massachusetts law.  Main Street Fund is located at 498 Seventh  Avenue,  New York,  New York
10018.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts  as  investment  advisor  to  both  Funds.  The  Manager  has  engaged  a
Sub-Advisor,  Trinity Investment Management Corporation,  to select securities for  the  portfolio  of  Trinity  Core  Fund.  The  members  of the  portfolio management  team for  Trinity  Core Fund,  Blake Gall and  Daniel  Burke,  are
employees of the  Sub-Advisor.  They have been the portfolio  managers for the
Fund since the Fund's commencement of operations on September 1, 1999.

      The  portfolio  managers  for Main Street  Fund are  Charles  Albers and
Nikolaos Monoyios.  Charles Albers is Senior Vice President (since April 1998)
of the Manager; a Certified  Financial Analyst;  an officer of 6 portfolios in the  OppenheimerFunds  complex;  and formerly a Vice  President  and portfolio manager for Guardian Investor Services,  the investment  management subsidiary of The Guardian Life Insurance  Company from 1972 to 1998.  Nikolaos  Monoyios is Vice  President of the Manager since April 1998; an officer of 4 portfolios in the  OppenheimerFunds  complex; a Certified Financial Analyst; and formerly a Vice President and portfolio  manager for Guardian  Investor  Services,  the investment  management  subsidiary of The Guardian Life Insurance Company from
1979 to 1998.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and  Expenses  of each  Fund and  those  expected  after the
Reorganization?

      Trinity  Core Fund and Main  Street  Fund each pay a variety of expenses directly for management of their assets,  administration  and  distribution of their  shares and other  services.  Those  expenses are  subtracted  from each
Fund's   assets  to   calculate   the  fund's  net  asset  values  per  share.
Shareholders  pay these expenses  indirectly.  Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you understand and compare the fees and  expenses of  investing  in shares of Trinity  Core Fund with the fees and expenses of investing in shares of Main Street  Fund.  The pro forma  expenses of the  surviving  Main  Street  Fund  show  what the fees  and  expenses  are expected to be after giving effect to the Reorganization.

                                  FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class A shares      Class A Shares       Street Fund Class
                                                                A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.25%                0.25%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.06%               0.28%                0.28%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.03%               0.99%                0.99%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class B shares      Class B Shares       Street Fund Class
                                                                B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.13%               0.33%                0.33%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.88%               1.79%                1.79%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Core Fund   Main Street Fund    Surviving Main
                       Class C Shares      Class C Shares      Street Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.98%               0.29%               0.29%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.73%               1.75%               1.75%

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class N shares      Class N Shares       Street Fund Class
                                                                N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.63%               0.12%               0.12%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.88%               1.08%               1.08%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class Y Shares      Class Y Shares       Street Fund Class
                                                                Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.45%               0.45%               0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.20%               0.91%               0.91%
-----------------------------------------------------------------------------------

Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for  retirement  plan  accounts)  of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent  deferred  sales  charge  declines  to 1% in the sixth  year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other Expenses  include  transfer  agent fees and custodial,  accounting and legal expenses.
5.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

Examples

      These  examples  below  are  intended  to help you  compare  the cost of investing in each Fund and the  proposed  surviving  Main Street  Fund.  These examples assume an annual return for each class of 5%, the operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses if you sold your shares after the number of years shown or held your shares for the number of years show without redeeming,  according to the following examples.

12 Months Ended 3/31/03
-----------------------
                              Trinity Core Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $791            $1,192          $1,718         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $376            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $291            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                              Trinity Core Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $291            $892            $1,518         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $276            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $191            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                               Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                               Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                     Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                     Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------
In the "If shares are redeemed"  examples,  expenses include the initial sales charge for Class A and the applicable  Class B, Class C and Class N contingent deferred  sales  charge.  In the "If shares  are not  redeemed"  example,  the
Class A expenses  include the intial  sales  charge,  but Class B, Class C and
Class N expenses do not include the contingent deferred sales charges.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information for both Main Street Fund and Trinity Core Fund is set forth in each  Fund's  Prospectus  under the  section  "The Fund's Past
Performance."  Main Street Fund's  Prospectus  accompanies this Prospectus and
Proxy Statement and is incorporated by reference.

      The financial statements of Main Street Fund and additional  information with respect to its  performance  during its fiscal year ended August 31, 2002
(and the six month  semi-annual  period ended February 28, 2003),  including a discussion of factors that  materially  affected its  performance and relevant market  conditions,  is set forth in Main Street Fund's Annual and Semi-Annual
Reports dated as of August 31, 2002 and February 28, 2003, respectively,  that
are  included  in  the  Proxy   Statement  of   Additional   Information   and
incorporated   herein  by  reference.   These  documents  are  available  upon
request.  See section entitled "Information About Main Street Fund."

      The   financial   statements   of  Trinity  Core  Fund  and   additional
information  with  respect to the Fund's  performance  during its fiscal  year ended July 31, 2002 (and the six month  semi-annual  period ended  January 31,
2003),  including  a  discussion  of  factors  that  materially  affected  its performance  and  relevant  market  conditions,  is set forth in Trinity  Core
Fund's  Annual and  Semi-Annual  Reports dated as of July 31, 2002 and January
31,  2003,  respectively,   that  are  included  in  the  Proxy  Statement  of
Additional  Information  and  incorporated  herein by  reference.  The  Annual
Report  is  enclosed  herewith  and the  Semi-Annual  Report is  available  on request.  See section entitled "Information About Trinity Core Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?

      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Trinity Core Fund and Main Street Fund as of March 31, 2003 and  indicates the
pro  forma   combined   capitalization   as  of  March  31,  2003  as  if  the
Reorganization  had occurred on that date. As of April 30, 2003,  the value of the  assets of  Trinity  Core was less than 10% of the value of the  assets of
Main Street Fund.

                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share

Trinity Core Fund
      Class A                 $3,793,949        597,033           $6.35
      Class B                 $1,792,878        290,683           $6.17
      Class C                 $1,358,815        219,703           $6.18
      Class N                 $650,010          102,804           $6.32
      Class Y                 $154,524            23,532          $6.57
      TOTAL             $7,750,176  1,233,755

Main Street Fund
      Class A                 $5,827,509,376    231,844,611       $25.14
      Class B                 $2,703,326,715    110,710,046       $24.42
      Class C                 $1,021,504,876      41,820,889            $24.43
      Class N                 $59,616,520           2,391,071           $24.93
      Class Y                 $219,903,078          8,716,423           $25.23
      TOTAL             $9,831,860,565          395,483,040

Main Street Fund
(Pro Forma Surviving Fund)
      Class A                 $5,831,303,325    231,953,195       $25.14
      Class B                 $2,705,119,593    110,774,758       $24.42
      Class C                 $1,022,863,691      41,869,165            $24.43
      Class N                 $60,266,530           2,417,430           $24.93
      Class Y                 $220,057,602          8,722,061           $25.23
      TOTAL             $9,839,610,741            395,736,609

*Reflects the issuance of $5,827,509,376 Class A shares,  $2,703,326,715 Class
B   shares,    $1,021,504,876   Class   C   shares,    $59,616,520   Class   N
shares  and  $219,903,078  Class Y shares of Main  Street  Fund in a  tax-free
exchange   for   the  net   assets   of   Trinity   Core   Fund,   aggregating
$7,750,176.

How have the Funds performed?

      The following past  performance  information  for each Fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each Fund as of December 31st for each of the full  calendar  years since each
Fund's  inception;  and (ii) a table  showing  how the  average  annual  total returns of each Funds' shares,  both before and after taxes,  compare to those of a  borad-based  market index.  The  after-tax  returns are show for Class A shares of each  Fund only and are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates in effect  during the  periods show,  and do not reflect the impact of state or local  taxes.  The  after-tax returns  for the other  classes of shares  will vary.  In certain  cases,  the figure  representing  "Return  After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other  return  figures for the same  period.  A higher  after-tax  return  results when a capital loss occurs upon  redemption and translates  into an assumed tax deduction  that benefits the  shareholder.
The after-tax returns are calculated based on certain assumptions  mandated by regulation  and your actual  after-tax  returns  may differ from those  shown, depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant  to  investors  who hold  their  fund  shares  through tax-deferred  arrangements  such as 401(k)  plans or IRAs or to  institutional investors  not subject to tax.  The Fund's past  investment  performance  both before and after taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns  for  Oppenheimer  Trinity  Core Fund  (Class  A)(as of

12/31/02)

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -2.76%.
During the period shown in the bar chart, the highest return for Oppenheimer
Trinity Core Fund (not annualized) for a calendar quarter was 10.78% (4Q'01)
and the lowest return (not annualized) for a calendar quarter was -17.99%
(3Q'02).

Annual Total Returns for Oppenheimer Main Street Fund (Class A)(as of
12/31/02)

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -3.31%. During the period shown in the bar chart, the highest return for Oppenheimer Main Street Fund
(not annualized) for a calendar quarter was 22.06% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -16.50% (3Q'02).

--------------------------------------------------------------------------------
Trinity Core Fund                        Past       Past 5 years Past 10-years
                                           1-year       (or           (or
                                                    life-of-classlife-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes        -26.99%     -13.51%         N/A
(inception 9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes         -26.99%     -13.52%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on      -16.44%     -10.41%         N/A
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 8/31/99)              -22.09%     -10.25%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class B  (inception  -27.06%     -13.50%         N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class C  (inception  -24.05%     -12.70%         N/A
9/17/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class N  (inception  -23.39%     -15.70%         N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class Y  (inception  -22.08%     -11.09%         N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes        -24.05%      -1.70%        8.89%
(inception 2/3/88)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes         -24.27%      -2.68%        7.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on      -14.65%      -1.25%        6.98%
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)             -22.09%      -0.58%        9.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund Class B (inception       -20.06%      -1.60%        7.07%*
10/3/94)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund Class C (inception       -20.00%      -1.27%        6.66%*
12/1/93)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -19.48%     -13.75%*        N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -19.29%      -0.34%        4.36%*
11/1/96)
--------------------------------------------------------------------------------
*Or life-of-class

Average  annual  total  returns  for the Funds for the period  ended March 31,
2003 are as follows:

---------------------------------------------------------------------------------
                                         Past       Past 5-years  Past 10 years
                                           1-year   (or           (or
                                                    life-of-class)life-of-class)
Trinity Core Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class A (inception      -24.76%      -3.06%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 8/31/99)            -24.75%        -3.76%      -10.38%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class B (inception      -25.21%      -3.80%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class C (inception      -25.27%      -3.79%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class N (inception      -24.67%       -13.67%*       N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity  Core  Fund  Class Y  (inception  -24.22%      -2.89%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class A (inception       -23.03%      -3.06%         8.31%
2/3/88)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 12/31/98)           -24.75%      -3.76%         8.53%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class B (inception       -23.66%      -3.80%         6.34%*
10/3/94)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class C (inception       -23.63%      -3.79%         6.07%*
12/1/93)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -23.14%     -13.67%*         N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -22.94%      -2.89%         3.65%*
11/1/96)
---------------------------------------------------------------------------------
*Or life-of-class.

The Funds' average annual total returns in the table include the applicable sales charges: for Class A shares of each Fund, the current maximum initial sales charge is 5.75%; for Class B shares of Oppenheimer Trinity Core Fund, the contingent deferred sales charges is 5% (1-year), 3% (3-years) and 3%
(life-of-class); for Class B shares of Oppenheimer Main Street Fund, the contingent deferred sales charges of 5% (1-year), 3% (3-years) and 2% (5 years); and for Class C and Class N of each fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The
Funds' returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Funds' Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, fees, expenses or taxes. The Funds may have investments that vary from those in the index.

How Has The Fund Performed?  below is a discussion by  OpenheimerFunds,  inc., of the  fund's  performance  during its fiscal  year  ended  August 31,  2002,
followed  by  a  graphical   comparison  of  the  fund's   performance  to  an
appropriate broad-based market index.

Management's  Discussion  Of  Performance.  During the fiscal  year that ended
August 31,  2002,  Oppenheimer  Main Street  Fund's  performance  was strongly influenced by its disciplined,  quantitative-oriented investment approach. The statistical  models  developed and employed by the Fund's  portfolio  managers accurately  suggested  that  smaller  stocks  in  the  large-cap  range  would outperform  larger ones. The Fund's  bottom-up stock ranking system  accounted for  approximately 80% of the Fund's excess returns compared to the benchmark, and was most  effective  within the  Consumer  Discretionary,  Health Care and
Financial  sectors.  Sector  allocation,  which is also  driven by the  Fund's bottom-up  stock  scoring  models,  added the  balance of the excess  relative
returns   by   reducing   exposure   to   the   Information   Technology   and
Telecommunication  Services sectors and increasing  exposure to Energy stocks.
As a result,  the Fund's  performance  for the 12-month period was better than those of its benchmark,  the S&P 500 Index, and the average of its peer group, the Lipper  Large Cap Core  category.  The Fund's  holdings,  allocations  and management strategies are subject to change.

Comparing The Fund's  Performance  To The Market.  The graphs that follow show the performance of a hypothetical  $10,000  investment in each class of shares of the Fund  held  until  August  31,  2002.  In the  case of Class A  shares, performance  is  measured  over a  ten-year  period;  in the  case of  Class B shares,  from the  inception  of the Class on October 3, 1994;  in the case of
Class C shares,  from the  inception of the Class on December 1, 1993;  and in the case of Class Y shares,  from the  inception  of the Class on  November 1,
1996. In the case of Class N shares,  performance  is measured from  inception of the  Class on March 1,  2001.  The  graphs  reflect  the  deduction  of the maximum  initial sales charge on Class A shares and the applicable  contingent deferred  sales  charge  for  Class  B,  Class  C,  and  Class  N  shares  and reinvestment of all dividends and capital distributions.

The Fund's  performance  is  compared  to the  performance  of the  Standard &
Poor's  (S&P) 500 Index.  The S&P 500 Index is a broad  based  index of equity securities widely regarded as a general  measurement of the performance of the
U.S. equity securities market.  Index performance reflects the reinvestment of dividends  but does not  consider the effect of capital  gains or  transaction costs,  and none of the data in the  graphs  shows the  effect  of taxes.  The
Fund's  performance  reflects  the  effects  of Fund  business  and  operating expenses.  While index  comparisons  may be useful to provide a benchmark  for the Fund's  performance,  it must be noted that the Fund's investments are not limited to the  securities  in the S&P 500 Index,  which tend to be securities of larger, well-capitalized companies.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1993              $9,425               $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1993              $9,753               $10,048

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1993              $11,147              $10,307

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1993              $11,795              $10,545

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1994              $11,766              $10,146

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1994              $11,152              $10,189

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1994              $11,803              $10,686

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $11,614              $10,684

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $12,533              $11,723

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $13,440              $12,841

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $14,613              $13,860

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $15,188              $14,694

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $16,041              $15,483

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $16,432              $16,177

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $16,672              $16,677

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $17,572              $18,066

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $17,844              $18,551

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $20,138              $21,787

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $21,752              $23,418

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $22,245              $24,091

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $24,471              $27,449

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $25,643              $28,360

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $22,815              $25,545

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $27,848              $30,980

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $28,609              $32,523

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $30,634              $34,812

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $29,174              $32,643

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $32,616              $37,497

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $33,921              $38,355

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $32,919              $37,337

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $33,230              $36,975

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $30,027              $34,084

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $26,912              $30,045

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $28,123              $31,803

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $24,892              $27,136

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $26,886              $30,036

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $27,217              $30,119

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $24,826              $26,086

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $20,731              $21,582

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $21,664              $23,400

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $20,948              $22,663

---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     10/03/1994              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $9,846               $9,998

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $10,599              $10,971

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $11,341              $12,017

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $12,305              $12,971

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $12,766              $13,751

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $13,459              $14,489

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $13,762              $15,138

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $13,936              $15,607

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $14,660              $16,906

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $14,857              $17,360

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $16,737              $20,388

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $18,042              $21,916

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $18,414              $22,545

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $20,222              $25,687

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $21,148              $26,540

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $18,779              $23,906

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $22,880              $28,992

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $23,463              $30,436

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $25,074              $32,577

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $23,833              $30,548

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $26,595              $25,090

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $27,611              $35,894

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $26,743              $34,940

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $26,942              $34,602

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $24,344              $31,896

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $21,818              $28,117

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $22,800              $29,762

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $20,181              $25,395

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $21,797              $28,108

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $22,065              $28,186

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $20,127              $24,412

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $16,807              $20,197

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $17,564              $21,899

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $16,860              $21,209

---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in  S&P 500 Index
                     Fund

---------------------------------------------------------------
---------------------------------------------------------------

     12/01/1993              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1993              $10,467              $10,121

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1994              $10,415              $9,738

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1994              $9,856               $9,778

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1994              $10,412              $10,256

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $10,225              $10,254

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $11,011              $11,251

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $11,790              $12,324

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $12,791              $13,302

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $13,269              $14,103

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $13,993              $14,859

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $14,308              $15,525

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $14,487              $16,005

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $15,240              $17,338

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $15,449              $17,804

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $17,405              $20,910

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $18,761              $22,476

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $19,152              $23,121

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $21,026              $26,344

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $21,990              $27,218

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $19,532              $24,517

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $23,791              $29,733

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $24,398              $31,214

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $26,073              $33,410

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $24,782              $31,329

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $27,662              $35,987

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $28,711              $36,811

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $27,815              $35,833

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $28,016              $35,486

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $25,266              $32,712

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $22,603              $28,836

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $23,580              $30,522

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $20,832              $26,044

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $22,456              $28,827

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $22,698              $28,906

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $20,661              $25,036

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $17,220              $20,713

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $17,965              $22,458

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $17,334              $21,751

---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     03/01/2001              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $9,494               $9,367

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $9,916               $9,915

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $8,772               $8,460

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $9,469               $9,364

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $9,577               $9,390

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $8,729               $8,132

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $7,286               $6,728

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $7,625               $7,295

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $7,362               $7,065

---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     11/01/1996              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $10,427              $10,542

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $10,605              $10,825

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $11,974              $12,714

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $12,943              $13,666

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $13,241              $14,058

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $14,574              $16,018

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $15,281              $16,549

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $13,604              $14,907

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $16,604              $18,079

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $17,071              $18,979

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $18,281              $20,314

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $17,416              $19,049

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $19,487              $21,881

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $20,264              $22,382

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $19,686              $21,788

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $19,890              $21,577

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $17,972              $19,889

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $16,113              $17,533

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $16,846              $18,558

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $14,918              $15,835

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $16,124              $17,527

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $16,332              $17,576

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $14,903              $15,222

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $12,445              $12,594

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $13,014              $13,655

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $12,585              $13,225

---------------------------------------------------------------

    What are other Key Features of the Funds?

                  The  description  of certain key features of the Funds below is  supplemented  by each Fund's  Prospectus  and  Statement of Additional
    Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are substantially  identical.  Under the management agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------
           Trinity Core Fund                        Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million          0.65% of the first $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million          0.60% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.55% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million          0.45% in excess of $500 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      0.60% in excess of $800 million
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for Trinity  Core Fund for the twelve  months ended
March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Main Street Fund for the twelve months ended
March 31,  2003 was 0.46% of the  average  annual net assets for each class of shares.  The  12b-1  distribution  plans  for  both  Funds  are  substantially
similar.   However,  the  "Other  Expenses"  the  Funds  incurred,   including
transfer  agent  fees and  custodial,  accounting  and  legal  expenses,  have differed,  with Main Street Fund's "Other  Expenses"  being less than those of
Trinity Core Fund because Main Street Fund is a significantly larger fund.

---------------------------------------------------------------------------------
                 Management Fee  Distribution     Other Expenses Total Annual
                                 and/or 12b-1                    Operating
                                 Fees                            Expense
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity     Core 0.75%           0.22%1           1.06%          2.03%
Fund   Class   A
shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main      Street 0.46%           0.25%1           0.28%          0.99%
Fund   Class   A
Shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Pro Forma -      0.46%           0.25%            0.28%          0.99%
Combined at
3/31/03
---------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.  Class A  shares  12b-1  fee is not  full 25  basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for Main Street Fund on March 31, 2003
were   $9,831,860,565  as  compared  to  $7,750,176  for  Trinity  Core  Fund.
Effective upon the Closing of the Reorganization,  the management fee rate for
Main Street Fund is  expected to be 0.46% of average  annual net assets  based on  combined  assets  of the  Funds as of March 31,  2003.  Additionally,  the
"Other  Expenses"  of the  surviving  Fund are  expected to be the same as the
"Other Expenses" of Main Street Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Core Fund and Main
Street Fund. They are located at 399 Park Avenue, New York, New York 10043.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A
shares  of  the   respective   Funds.   Under  the  Class  A  Service   Plans,
reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the average  annual net assets of Class A shares of the  respective  Funds.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

What are the Principal Risks of an Investment in Main Street Fund?

      As with most  investments,  investments  in Main Street Fund and Trinity
Core Fund  involve  risks.  There can be no guarantee  against loss  resulting from an investment in either Fund,  nor can there be any assurance that either
Fund will  achieve its  investment  objective.  The risks  associated  with an investment  in each Fund are similar.  Because both Funds invest  primarily in stocks of U.S. companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock markets.  The prices of individual  stocks do not all move in the same  direction  uniformly at the same time and the volatility of their  prices at times may be great.  A  particular  company's  stock price can be affected by, among other things, a poor earnings report,  loss of major customers,  major  litigation  against the company,  or changes in  government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Main Risks  Associated  with  Investments  in the  Funds?"  under the  heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of  Trustees  of Trinity  Core Fund held April
17, 2003, the Board considered whether to approve the proposed  Reorganization and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in  the  materials  was  information  with  respect  to  the  Funds'
respective investment objectives and policies,  management fees,  distribution fees and other operating expenses, historical performance and asset size.

      The Board reviewed  information  demonstrating that Trinity Core Fund is a relatively  smaller fund with  approximately  $7,750,176 in net assets as of
March 31, 2003.  The Board  anticipates  that Trinity Core Fund's  assets will not increase  substantially  in size in the near future.  In comparison,  Main
Street  Fund had  approximately  $9,831,860,565  in net assets as of March 31,
2003.  After the  Reorganization,  the shareholders of Trinity Core Fund would become  shareholders  of a  larger  fund  that is  anticipated  to have  lower overall  operating  expenses  than Trinity  Core Fund.  Economies of scale may benefit shareholders of Trinity Core Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board  noted that Main Street  Fund's  management  fee is  currently lower than that of  Trinity  Core Fund.  The Board also  considered  that Main
Street Fund's  performance  has been slightly better than that of Trinity Core
Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both  Funds are  identical  and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a
tax-free  reorganization.   The  Board  concluded  that  Trinity  Core  Fund's
participation  in the transaction is in the best interests of the Fund and its shareholders,  notwithstanding  that  the  lower  pro  forma  expenses  of the combined  funds  (relative to Trinity Core Fund) and the  historically  better
performance  of  Main  Street  Fund  is  subject  to  change,   and  that  the
Reorganization  would not result in a dilution  of the  interests  of existing shareholders of Trinity Core Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Core Fund  deemed  relevant,  the Board, including  the  Trustees who are not  "interested  persons" (as defined in the
Investment  Company  Act) of  either  Trinity  Core Fund or the  Manager  (the
"Independent  Trustees"),  unanimously  approved  the  Reorganization  and the
Reorganization   Agreement   and  voted  to  recommend  its  approval  to  the
shareholders of Trinity Core Fund.

      The Board of Main Street Fund also  determined  that the  Reorganization was in the best  interests of Main Street Fund and its  shareholders  and that
no   dilution   would   result  to  those   shareholders.   Main  Street  Fund
shareholders  do not vote on the  Reorganization.  The  Board  of Main  Street
Fund,   including  the   Independent   Trustees,   unanimously   approved  the
Reorganization and the Reorganization Agreement.

      For the reasons  discussed  above,  the Board, on behalf of Trinity Core
Fund,  recommends  that  you  vote  FOR  the  Reorganization   Agreement.   If
shareholders   of  Trinity  Core  Fund  do  not  approve  the   Reorganization
Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Core Fund  approve the  Reorganization
Agreement,  the  Reorganization  will take place after various  conditions are satisfied  by Trinity Core Fund and Main Street  Fund,  including  delivery of certain  documents.  The closing  date is presently  scheduled  for August 29,
2003 and the Valuation Date is presently scheduled for August 28, 2003.

      If  shareholders  of  Trinity  Core  Fund  approve  the   Reorganization
Agreement,  Trinity Core Fund will  deliver to Main Street Fund  substantially all of its net  assets on the  closing  date.  In  exchange,  shareholders  of
Trinity Core Fund will receive  Class A, Class B, Class C, Class N and Class Y
Main Street  Fund  shares  that have a value equal to the dollar  value of the assets  delivered by Trinity Core Fund to Main Street Fund.  Trinity Core Fund
will then be liquidated  and its  outstanding  shares will be  cancelled.  The stock transfer  books of Trinity Core Fund will be  permanently  closed at the close of business on the Valuation  Date. Only  redemption  requests  received by the  Transfer  Agent in proper  form on or before the close of  business on the  Valuation  Date  will be  fulfilled  by  Trinity  Core  Fund.  Redemption requests  received  after  that time  will be  considered  requests  to redeem shares of Main Street Fund.

      Shareholders  of  Trinity  Core Fund who vote  their  Class A,  Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem  their  shares of Trinity  Core Fund at net asset value  on the  Valuation  Date,  after  Trinity  Core  Fund  subtracts  a cash reserve,  and  reinvest the proceeds in Class A, Class B, Class C, Class N and
Class Y shares of Main Street  Fund at net asset  value.  The cash  reserve is that amount of cash  retained by Trinity Core Fund which is deemed  sufficient in the  discretion  of the Board for the  payment  of the  Fund's  outstanding debts and  expenses of  liquidation  incurred on or before the Closing Date of the  Reorganization.  Trinity  Core  Fund will  cease to exist on the  Closing
Date.  Main Street Fund is not  assuming any debts of Trinity Core Fund except debts for  unsettled  securities  transactions  and  outstanding  dividend and redemption  checks.  Trinity Core Fund will recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Core Fund shall:  (a) either pay or make  provision  for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash reserve to Main Street  Fund,  if such  remaining  amount is not material
(as  defined  below)  or  (ii)  distribute   such  remaining   amount  to  the
shareholders  of  Trinity  Core Fund who were  shareholders  on the  Valuation
Date.  The  remaining  amount  shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the  distribution, equals or  exceeds  one cent per  share of the  number  of  Trinity  Core Fund
shares   outstanding   on  the   Valuation   Date.  If  the  cash  reserve  is
insufficient  to satisfy any of Trinity Core Fund's  liabilities,  the Manager will assume  responsibility  for any such  unsatisfied  liability.  Within one year after the Closing Date, Trinity Core Fund will complete its liquidation.

      Under the  Reorganization  Agreement,  either  Trinity Core Fund or Main
Street Fund may abandon and  terminate  the  Reorganization  Agreement for any reason  and  there  shall  be no  liability  for  damages  or  other  recourse available to the other Fund, provided,  however, that in the event that one of the Funds terminates this Agreement  without  reasonable cause, it shall, upon demand,  reimburse  the  other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted by law, after the approval of  shareholders  of Trinity Core
Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement will be borne by Trinity Core Fund.  Those printing costs and mailing costs are estimated to be $9,000 and $5,000,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from Trinity Core Fund and Main Street Fund,  it is expected  to be the  opinion of KPMG LLP,  tax  advisor to Trinity  Core Fund, that  shareholders  of Trinity Core Fund will not  recognize  any gain or loss for federal  income tax  purposes as a result of the  exchange of their shares for shares of Main  Street  Fund,  and that  shareholders  of Main Street Fund will not  recognize  any gain or loss upon  receipt  of  Trinity  Core  Fund's assets.  If this type of tax  opinion is not  forthcoming,  the Fund may still choose to go  forward  with the  reorganization,  pending  re-solicitation  of shareholders and shareholder approval.  In addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation  Date,  Trinity Core Fund will pay a dividend  which will have the effect of  distributing  to Trinity  Core Fund's shareholders all of Trinity Core Fund's net investment  company taxable income for taxable  years  ending on or prior to the Closing Date  (computed  without regard to any deduction for dividends  paid) and all of its net capital gains, if any,  realized  in taxable  years  ending on or prior to the  Closing  Date
(after  reduction  for  any  available  capital  loss   carry-forward).   Such
dividends  will be  included  in the  taxable  income of Trinity  Core  Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Main Street Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B, Class C, Class N and/or  Class Y shares of Main  Street Fund will be  distributed  to  shareholders  of Class A,  Class B, Class C, Class N and/or Class Y shares of Trinity Core Fund,  respectively,  in connection with the  Reorganization.  Each  share will be fully  paid and  nonassessable  when issued will have no preemptive or conversion  rights and will be  transferable on the books of Main Street Fund.  Each Fund's  Declaration  of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability  for the Fund's obligations,  and provides for  indemnification  and reimbursement of expenses out of its  property  for  any  shareholder  held  personally  liable  for its obligations.  Neither  Fund  permits  cumulative  voting.  The  shares of Main
Street Fund will be recorded  electronically  in each  shareholder's  account.
Main  Street  Fund  will  then  send  a  confirmation  to  each   shareholder.
Shareholders  of Trinity Core Fund  holding  certificates  representing  their shares will not be required to  surrender  their  certificates  in  connection with the  reorganization.  However,  former  shareholders of Trinity Core Fund whose shares are  represented by outstanding  share  certificates  will not be allowed to redeem,  transfer or pledge  class  shares of Main Street Fund they
receive  in  the   Reorganization   until  the  exchanged  Trinity  Core  Fund
certificates have been returned to the Transfer Agent.

      Like Trinity Core Fund,  Main Street Fund does not routinely hold annual shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section describes key investment  policies of Trinity Core Fund and
Main Street Fund, and certain  noteworthy  differences  between the investment objectives and policies of the two Funds.

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Trinity Core Fund should  consider the  differences in investment  objectives, policies and risks of the Funds.  Further  information  about Main Street Fund is set forth in its Prospectus,  which  accompanies  this Prospectus and Proxy
Statement  and is  incorporated  herein by reference.  Additional  information about both Funds is set forth in their  Statements of Additional  Information,
Annual Reports and Semi-Annual Reports,  which may be obtained upon request to
the  Transfer   Agent.   See   "Information   about  Trinity  Core  Fund"  and
"Information about Main Street Fund."

      Trinity  Core  Fund  and  Main  Street  Fund  have  similar   investment
objectives.  Trinity Core Fund's  investment  objective  is to seek  long-term
Main Street of capital.  Main Street Fund's investment  objective is to seek a high total return. In seeking their investment  objectives,  Trinity Core Fund and Main Street Fund utilize a similar investing  strategy.  Trinity Core Fund invests in common  stocks that are  included in the S&P 500.  Main Street Fund currently  invests  mainly in common  stocks of U.S.  companies  of  different capitalization  ranges,  presently focusing on  large-capitalization  issuers.
Both funds are managed  with a  quantitative  investment  process.  Both Funds invest in a similar  universe of companies,  although Main Street has a larger potential investment universe.

      If the  reorganization  is  approved,  Main  Street Fund will retain its benchmark against the S&P 500 Index.

What are the Main Risks Associated with an investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk profiles of the
Funds,  and  can  affect  the  value  of the  Funds'  investments,  investment
performance  and  prices  per  share.   There  is  also  the  risk  that  poor
securities  selection by the Manager will cause the Fund to underperform other funds  having a similar  objective.  These  risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity Core Fund invests in common  stocks that are included in the S&P
500.  Main Street Fund invests  mainly in common  stocks of U.S.  companies of different  capitalization ranges,  presently focusing on  large-capitalization issuers.

Other Equity  Securities.  While Main Street Fund  emphasizes  investments  in
      common  stocks,   it  can  also  buy  preferred  stocks  and  securities
      convertible  into common stock.  The Manager  considers some convertible securities to be "equity  equivalents" because of the conversion feature and in  that  case  their  rating  has  less  impact  on  the  Manager's investment  decision than in the case of other debt securities.  Trinity
      Core Fund, in contrast,  only  purchases  common stocks  included in the
      S&P 500 Index.

Foreign Securities.  Main Street Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of Main Street Fund's assets that may be invested in foreign securities, the Manager does not currently invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

      The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar value of  securities  denominated in  that  foreign  currency.  Additional  risks  of  foreign  securities include higher  transaction  and operating  costs for the Fund;  foreign
      issuers  are  not  subject  to  the  same   accounting   and  disclosure
      requirements  that  apply  to  U.S.  companies;   and  lack  of  uniform
      accounting,  auditing  and  financial  reporting  standards  in  foreign countries  comparable to those applicable to domestic  issuers.  Trinity
      Core  Fund  limits  its  stock  investments  to  stock  trades  in  U.S.
      exchanges.

Derivatives.  Main Street Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Main
      Street Fund might use may be considered "derivative" investments.  Main
      Street Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Main Street Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the
      Manager expected it to. As a result of these risks Main Street Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Main Street
      Fund's share prices could fall.  Certain derivative investments held by
      Main Street Fund might be illiquid. Trinity Core Fund does not invest in derivative securities.

    Hedging.  Main Street Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge Main Street Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Main Street Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Main
      Street Fund's return.

Temporary  Defensive  Investments.  In times of  adverse or  unstable  market, economic  or  political  conditions,  both Funds can invest up to 100% of its assets in temporary  defensive  investments.  Generally they would be high-quality,  short-term  money  market  instruments,  such  as  a  U.S.
     government   securities,   highly  rated  commercial  paper,   short-term
     corporate  debt  obligations  or  repurchase  agreements.  To the  extent either  Fund  invests  defensively  in these  securities,  it  might  not achieve its investment objective.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  Main  Street Fund will not invest more than 10%
     (the Board can increase  that limit to 15%) of its net assets in illiquid or  restricted  securities.  The  Manager  monitors  holdings of illiquid securities on an ongoing basis to determine  whether to sell any holdings to maintain  adequate  liquidity.  Trinity Core Fund will not invest more than 10% in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Core Fund and Main  Street Fund have  certain  additional investment  restrictions that, together with their investment objectives,  are fundamental  policies,  changeable  only by shareholder  approval.  Generally, these investment  restrictions are similar between the Funds and are discussed below.

o     Neither  Fund  can  concentrate  investments.  That  means  they  cannot invest 25% or more of its total assets in any industry.  However,  there is no limitation on investments in U.S. government securities.

o     Neither  Fund can buy or sell real  estate.  However,  they can purchase
   readily-marketable   securities   of  companies   holding  real  estate  or
   interests in real estate.

o     The Funds cannot underwrite  securities of other companies.  A permitted exception  is in case a Fund  is  deemed  to be an  underwriter  under  the
   Securities  Act of  1933  when  reselling  any  securities  held in its own portfolio.

o     Neither Fund can issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
   as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
   established,   to  cover  the  related   obligations.   Examples  of  those
   activities  include  borrowing  money,   reverse   repurchase   agreements,
   delayed-delivery  and  when-issued  arrangements  for portfolio  securities
   transactions,   and   contracts  to  buy  or  sell   derivatives,   hedging
   instruments, options or futures.

o     Neither Fund can invest in physical  commodities  or physical  commodity contracts.  However, it may buy and sell hedging  instruments  permitted by any of its other investment policies.

o     Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total  assets.
   The limit does not apply to  securities  issued by the U.S.  government  or any of its  agencies or  instrumentalities.  This means that both Funds are presently a "diversified" investment company under the 1940 Act.

o     Trinity  Core Fund cannot  borrow money except from banks in amounts not in excess of 5% of its assets as a temporary  measure to meet  redemptions.
   Main Street Fund cannot  borrow  money in excess of 33 1/3% of the value of its total  assets  (including  the amount  borrowed).  Main Street Fund may borrow  only  from  banks  and/or  affiliated  investment  companies.  With respect to this fundamental  policy, Main Street Fund can borrow only if IT
   Nmaintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can  invest  in  debt
   securities that the Fund's investment  policies and restrictions  permit it to purchase.  The Funds may also lend their portfolio  securities and enter into repurchase agreements.

o     Trinity Core Fund cannot mortgage,  pledge or otherwise  hypothecate any of its  assets.  However,  this  does not  prohibit  the Fund  from  escrow arrangements  contemplated  by the put and call  activities  of the Fund or other  collateral  or margin  arrangements  in  connection  with any of the hedging  instruments  permitted by any of its other  policies.  Main Street
   Fund does not have a similar policy.

o     Trinity  Core  Fund  cannot  invest  in  companies  for the  purpose  of acquiring  control or management of them.  Main Street Fund does not have a similar policy.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management-  Pursuant to each investment advisory agreement, the Manager acts as the  investment  advisor for both Funds.  For Trinity Core
Fund,   the  Manager  has  retained   Trinity   Investment   Management,   the
Sub-Advisor,  to provide  day-to-day  portfolio  management  for Trinity  Core
Fund.  The  sub-advisory  fee is paid  by the  Manager  out of its  management fee. If  shareholders  of Trinity  Core Fund approve the  Reorganization,  the
Sub-Advisory  Agreement between the Manager and Trinity Investment  Management will terminate.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities laws.  Further,  the Sub-Advisor has agreed to furnish the Funds with office  space,  facilities  and equipment and
arrange  for  its   employees   to  serve  as  officers  of  the  Funds.   The
administrative  services to be provided  by the Manager  under the  investment advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit  expenses,  custodian and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31,  2003,  including  more than 65 funds  with more than 5 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,
10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a division of the Manager,  acts as transfer and shareholder servicing agent on an annual per-account  basis for both  Trinity  Core Fund and Main  Street  Fund and for certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity  Core Fund and Main Street  Fund,  but is not  obligated  to sell a specific  number of shares.  Expenses  normally  attributable to sales, including  advertising and the cost of printing and mailing prospectuses other than those furnished to existing  shareholders,  are borne by the Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares  of the  Funds.  The  Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions
quarterly  for  expenses  they  incur  in  providing   personal   service  and
maintenance of accounts of their customers that hold Class A shares.

      Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the 1940 Act for their  Class B,  Class C and Class N  shares.  The  Funds'
Plans  compensate the Distributor  for its services in  distributing  Class B,
Class C and Class N shares and  servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an  asset-based  sales charge at an annual rate of  0.75% of Class B and  Class C  assets,  and an  annual  asset-based  sales charge of 0.25% on Class N shares.  The  Distributor  also  receives a service fee 0.25% of average  annual net assets  under each plan.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to compensate  broker-dealers for providing personal services and  maintenance  of  accounts  of their  customers  that  hold  shares of the
Funds.  The Class B and Class N asset-based  sales charges are retained by the
Distributor.  After the first year, the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing concession for shares that have been outstanding for a year or more.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds are  identical.  Shares of either Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering such shares.  Exchange  privileges  are subject to amendment or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $50, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred  sales charge of up to 1% if the shares are sold within 18 calendar  months from the  beginning of the calendar  month during  which  they  were  purchased.  Class B shares  of the  Funds  are sold without a front-end  sales charge but may be subject to a contingent  deferred sales  charge  ("CDSC")  upon  redemption  depending on the length of time the shares are held.  The CDSC begins at 5% for shares  redeemed in the first year and  declines to 1% in the sixth year and is  eliminated  after that.  Class C shares may be  purchased  without an initial  sales  charge,  but if  redeemed within  12  months  of  buying  them,  a CDSC of 1% may be  deducted.  Class N shares are,  purchased without an initial sales charge, but if redeemed within
18 months of the retirement  plan's first  purchase of N shares,  a CDSC of 1%
may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares of Main  Street
Fund  received  in the  Reorganization  will be  issued  at net  asset  value, without a sales  charge and no CDSC will be imposed on any  Trinity  Core Fund
shares   exchanged   for  Main   Street   Fund  shares  as  a  result  of  the
Reorganization.  However,  any CDSC that  applies to Trinity  Core Fund shares as of the date of the  exchange  will carry over to Main  Street  Fund  shares received in the Reorganization.

      Shareholder  Services--Both  Funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and  exchange  privileges.  All of  such services and  privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date
selected  by  the  Board  of  Trustees  of  each  Fund.   Dividends   and  the
distributions  paid on Class A,  Class B,  Class C,  Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition of the
Funds'  portfolios,  and  expenses  borne by the  particular  class of shares.
Dividends  paid on Class A shares will  generally be higher than those paid on
Class B,  Class C,  Class N or Class Y  shares,  which  normally  have  higher expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains in  December  of each  year.  The Funds may make supplemental  distributions  of dividends and capital gains  following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a "majority of the  outstanding voting  securities" (as defined in the Investment Company Act) of Trinity Core
Fund  voting in the  aggregate  and not by class is  necessary  to approve the
Reorganization  Agreement  and  the  transactions   contemplated  thereby.  As
defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the  vote of (1) 67% or more of the  Trinity  Core
Fund's  outstanding  shares  present at a meeting if the  holders of more than
50% of the  outstanding  shares of the Fund are present or represent by proxy;
or (2) more than 50% of the  Fund's  outstanding  shares,  whichever  is less.
Each  shareholder  will be  entitled  to one vote for each full  share,  and a fractional  vote for each  fractional  share of Trinity  Core Fund held on the
Record Date. If  sufficient  votes to approve the proposal are not received by the date of the  Meeting,  the  Meeting  may be  adjourned  to permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By Telephone.

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may  also  be  able  to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary  of Trinity  Core Fund at 498 Seventh  Avenue,  34th
Floor,  New York, New York 10018 (if received in time to be acted upon);  (ii)
attending  the Meeting and voting in person;  or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of Trustees of Trinity  Core Fund does not intend to bring any matters  before the Meeting  other than those  described in this proxy.  It is not aware of any other  matters  to be brought  before the  Meeting by others.
If any other  matters  legally  come  before the  Meeting,  the proxy  ballots confer  discretionary  authority  with respect to such matters,  and it is the intention  of the persons  named to vote  proxies to vote in  accordance  with their judgment in such matters.

Who is entitled to vote?

  Shareholders  of record of Trinity  Core Fund at the close of  business  on
June 18, 2003 (the "record  date") will be entitled to vote at the  Meeting.  On
June 18, 2003, there were  ____________outstanding  shares of Trinity Core Fund, consisting  of  _____________  Class A  shares,  ____________  Class  B  shares,
___________  Class C  shares,  _________  Class N shares  and  ________  Class Y shares.  On __________  there were _________  outstanding  shares of Main Street
Fund,  consisting  of  ___________  Class A shares,  __________  Class B shares,
_________ Class C shares, _________ Class N shares and _________ Class Y shares.
Proxies  representing  abstentions  and broker  non-votes  will be included  for purposes of determining whether a quorum is present at the Meeting,  but will be treated as votes not cast and,  therefore,  will not be counted for  purposes of determining  whether the matters and  proposals  and motions to be voted upon at the Meeting  have been  approved.  For  purposes of the  Meeting,  a majority of shares  outstanding  and entitled to vote,  present in person or  represented by proxy,  constitutes a quorum.  Main Street Fund  shareholders do not vote on the
Reorganization.

What other solicitations will be made?

      Trinity  Core  Fund  will  request   broker-dealer  firms,   custodians,
nominees and  fiduciaries to forward proxy  material to the beneficial  owners of the shares of record, and may reimburse them for their reasonable  expenses
incurred  in  connection  with  such  proxy   solicitation.   In  addition  to
solicitations  by  mail,  officers  of  Trinity  Core  Fund  or  officers  and employees  of  OppenheimerFunds  Services,  without  extra  pay,  may  conduct
additional   solicitations  personally  or  by  telephone  or  telegraph.  Any expenses so incurred will be borne by OppenheimerFunds  Services.  Proxies may also be  solicited by a proxy  solicitation  firm hired at Trinity Core Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated  that the cost to  Trinity  Core Fund of  engaging a proxy  solicitation  firm would not exceed  $32,000,  plus  the  additional  costs  which  would  be  incurred  in connection  with  contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes of only determining the quorum ("broker  non-votes").  Because of the need to obtain a vote of the  majority of the  outstanding  voting  securities for the  Reorganization  proposal to pass,  abstentions  and broker  non-votes will have the same effect as a vote "against" the Proposal.

Are there appraisal rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the closing date for the  Reorganization.  After the closing  date,  you may redeem your new Main  Street  Fund shares or exchange  them into shares of certain other funds in the  OppenheimerFunds  family of mutual funds,  subject to the terms of the prospectuses of both funds.

                         INFORMATION ABOUT MAIN STREET FUND

      Information  about Main Street Fund (File No.  811-5360)  is included in
Main Street Fund's  Prospectus  dated October 23, 2002 as  supplemented  April
30, 2003 and Annual Report dated August 31, 2003,  each of which accompany and are  considered  a part of this Proxy  Statement  and  Prospectus.  Additional information  about  Main  Street  Fund is  included  the Fund's  Statement  of
Additional  Information  dated  October 23, 2002,  as  supplemented  April 30,
2003,  its Annual  Report and  Semi-Annual  Reports  dated August 31, 2002 and
February  28, 2003,  respectively,  which have been filed with the SEC and are incorporated  herein  by  reference.  You may  request  a free  copy of  these materials and other  information  by calling  1.800.708.7780  or by writing to
Main Street Fund at  OppenheimerFunds  Services,  P.O.  Box 5270,  Denver,  CO
80217.  Main  Street  Fund  also  files  proxy  materials,  reports  and other information with the SEC in accordance with the informational  requirements of the  Securities  and  Exchange Act of 1934 and the 1940 Act.  These  materials
can  be  inspected  and  copied  at:  the  SEC's  Public   Reference  Room  in
Washington,  D.C. (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's
Internet  website at  http://www.sec.gov.  Copies may be obtained upon payment of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
PUBLICINFO@SEC.GOV  or by  writing  to the  SEC's  Public  Reference  Section,
------------------
Washington, D.C. 20549-0102.

                        INFORMATION ABOUT TRINITY CORE FUND

Information about Trinity Core Fund (File No. 811-9361) is included in the current Trinity Core Fund Prospectus. This document has been filed with the
SEC and is incorporated by reference herein.  Additional information about
Trinity Core Fund is also included in the Fund's Statement of Additional
Information dated September 24, 2002, as revised October 15, 2002, Annual
Report dated July 31, 2002 and Semi-Annual Report dated January 31, 2003, which have been filed with the SEC and are incorporated by reference herein.
You may request free copies of these or other documents relating to Trinity
Core Fund by calling 1.800.708.7780 or by writing to OppenheimerFunds
Services, P.O. Box 5270, Denver, CO 80217. Reports and other information filed by Trinity Core Fund can be inspected and copied at: the SEC's Public
Reference Room in Washington, D.C.  (Phone: 1.202.942.8090) or the EDGAR
database on the SEC's Internet web-site at http://www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's
e-mail address: PUBLICINFO@SEC.GOV or by writing to the SEC's Public
                ------------------
Reference Section, Washington, D.C. 20549-0102.

                               PRINCIPAL SHAREHOLDERS

As of June 18, 2003, the  officers  and  Trustees of Trinity  Core Fund,  as a group,  owned less than 1% of the  outstanding  voting  shares of Trinity Core
Fund.  As of June 18, 2003,  the only  persons who owned of record or was known by the Trinity  Core Fund to own  beneficially  or of record 5% or more of any class of the Fund's outstanding shares were as follows:

By Order of the Board of Trustees

Robert G. Zack, Secretary

June 27, 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity Core
      Fund and Oppenheimer Main Street Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
    __________,  2003 by and between  Oppenheimer Trinity Core Fund ("Trinity Core
    Fund"),  a  Massachusetts  business  trust and  Oppenheimer  Main  Street Fund
    ("Main Street  Fund"),  a series of  Oppenheimer  Main Street  Funds,  Inc., a
    Massachusetts business trust.

                                 W I T N E S S E T H:

          WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

          WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
    amended (the  "Code"),  of Trinity Core Fund through the  acquisition  by Main
    Street  Fund of  substantially  all of the  assets  of  Trinity  Core  Fund in exchange for the voting shares of beneficial  interest  ("shares") of Class A,
    Class B,  Class C,  Class N and  Class Y shares  of Main  Street  Fund and the assumption  by Main Street Fund of certain  liabilities  of Trinity Core Fund, which  Class A, Class B,  Class C,  Class N and Class Y shares of Main  Street
    Fund are to be distributed  by Trinity Core Fund pro rata to its  shareholders in complete  liquidation  of Trinity  Core Fund and complete  cancellation  of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
    contained, the parties hereto agree as follows:

          1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
    Reorganization  (the  "Agreement")  pursuant to Section  368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the acquisition by Main
    Street  Fund of  substantially  all of the  assets  of  Trinity  Core  Fund in exchange  for Class A,  Class B,  Class C,  Class N and Class Y shares of Main
    Street Fund and the  assumption by Main Street Fund of certain  liabilities of
    Trinity  Core Fund,  followed  by the  distribution  of such Class A, Class B,
    Class  C,  Class N and  Class Y shares  of Main  Street  Fund to the  Class A,
    Class B, Class C,  Class N and Class Y  shareholders  of Trinity  Core Fund in exchange  for their  Class A,  Class B, Class C, Class N and Class Y shares of
    Trinity  Core  Fund,  all  upon and  subject  to the  terms  of the  Agreement hereinafter set forth.

                The  share   transfer   books  of   Trinity   Core  Fund  will  be
    permanently  closed  at the  close  of  business  on the  Valuation  Date  (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business  on the  Valuation  Date shall be  fulfilled by Trinity  Core  Fund;  redemption  requests  received  by Trinity  Core Fund after  that date  shall be  treated  as  requests  for the  redemption  of the shares of Main Street Fund to be  distributed  to the  shareholder in question as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of
    Trinity Core Fund on that date,  excluding a cash reserve (the "cash reserve")
    to be retained  by Trinity  Core Fund  sufficient  in its  discretion  for the
    payment  of  the  expenses  of  Trinity  Core  Fund's   dissolution   and  its
    liabilities,  but not in excess of the amount  contemplated  by  Section  10E, shall be delivered  as provided in Section 8 to Main Street Fund,  in exchange for and against  delivery to Trinity Core Fund on the Closing Date of a number of Class A, Class B, Class C, Class N and Class Y shares of Main Street  Fund, having an  aggregate  net  asset  value  equal to the  value of the  assets of
    Trinity Core Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C, Class N and Class
    Y shares of Main Street Fund and the value of the assets of Trinity  Core Fund to be  transferred  shall  in  each  case be  determined  as of the  close  of
    business  of  The  New  York  Stock  Exchange  on  the  Valuation   Date.  The
    computation  of the net asset  value of the Class A, Class B, Class C, Class N and Class Y shares of Main  Street  Fund and the  Class A,  Class B,  Class C,
    Class N and Class Y shares of  Trinity  Core Fund  shall be done in the manner used  by  Main  Street  Fund  and  Trinity  Core  Fund,  respectively,  in the computation  of  such  net  asset  value  per  share  as set  forth  in  their respective  prospectuses.  The  methods  used  by  Main  Street  Fund  in such computation  shall be applied to the  valuation  of the assets of Trinity Core
    Fund to be transferred to Main Street Fund.

            Trinity  Core Fund shall  declare  and pay,  immediately  prior to the
    Valuation  Date, a dividend or  dividends  which,  together  with all previous such  dividends,  shall have the effect of distributing to Trinity Core Fund's shareholders all of Trinity Core Fund's investment  company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends  paid) and all of its net capital  gain, if any,  realized in taxable years ending on or prior to the Closing Date (after  reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall   be  at  the   offices   of
    OppenheimerFunds,  Inc.  (the  "Agent"),  6803 S Tucson  Way,  Centennial,  CO
    80112,  on such time or such place as the parties may designate or as provided below (the  "Closing  Date").  The business day  preceding the Closing Date is herein referred to as the "Valuation Date."

            In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940, as amended (the "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Core Fund shall  distribute on a pro  rata  basis  to the  shareholders  of  Trinity  Core  Fund as of the
    Valuation  Date  Class A, Class B, Class C, Class N and Class Y shares of Main
    Street Fund  received by Trinity Core Fund on the Closing Date in exchange for the assets of Trinity Core Fund in complete  liquidation of Trinity Core Fund;
    for the purpose of the  distribution by Trinity Core Fund of Class A, Class B,
    Class C,  Class N and  Class Y shares  of Main  Street  Fund to  Trinity  Core
    Fund's  shareholders,  Main Street Fund will promptly cause its transfer agent to:  (a)  credit an  appropriate  number of Class A, Class B, Class C, Class N and Class Y shares of Main  Street  Fund on the books of Main  Street  Fund to each Class A, Class B,  Class C,  Class N and Class Y  shareholder  of Trinity
    Core Fund in accordance with a list (the  "Shareholder  List") of Trinity Core
    Fund  shareholders  received  from  Trinity  Core  Fund;  and (b)  confirm  an appropriate  number of Class A,  Class B,  Class C, Class N and Class Y shares of Main  Street  Fund to each  Class A,  Class B, Class C, Class N and Class Y shareholder  of  Trinity  Core Fund;  certificates  for Class A shares of Main
    Street Fund will be issued upon  written  request of a former  shareholder  of
    Trinity Core Fund but only for whole shares,  with fractional  shares credited to the  name of the  shareholder  on the  books of Main  Street  Fund and only after  any share  certificates  for  Trinity  Core  Fund are  returned  to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the Valuation  Date, the name and address of each  shareholder of Trinity Core
    Fund,  indicating  his or her  share  balance.  Trinity  Core  Fund  agrees to supply the  Shareholder  List to Main  Street  Fund not later than the Closing
    Date.  Shareholders  of Trinity  Core Fund holding  certificates  representing their shares shall not be required to surrender  their  certificates to anyone in connection with the  reorganization.  After the Closing Date,  however,  it will be necessary for such  shareholders  to surrender  their  certificates in order to redeem,  transfer or pledge the shares of Main Street Fund which they received.

      6.    Within one year after the Closing  Date,  Trinity  Core Fund shall (a)
    either pay or make provision for payment of all of its  liabilities and taxes, and (b) either (i) transfer any  remaining  amount of the cash reserve to Main
    Street Fund, if such  remaining  amount (as reduced by the  estimated  cost of distributing  it to  shareholders)  is not material (as defined below) or (ii)
    distribute such remaining  amount to the  shareholders of Trinity Core Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction of the estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity  Core Fund outstanding on the Valuation Date.

      7.    Prior to the Closing  Date,  there shall be  coordination  between the parties as to their  respective  portfolios so that,  after the Closing,  Main
    Street Fund will be in  compliance  with all of its  investment  policies  and restrictions.  At the Closing,  Trinity Core Fund shall deliver to Main Street
    Fund two copies of a list setting forth the  securities  then owned by Trinity
    Core Fund.  Promptly  after the Closing,  Trinity Core Fund shall provide Main
    Street  Fund a list  setting  forth the  respective  federal  income tax bases thereof.

      8.    Portfolio  securities  or written  evidence  acceptable to Main Street
    Fund of record  ownership  thereof by The Depository  Trust Company or through the Federal  Reserve  Book Entry  System or any other  depository  approved by
    Trinity  Core Fund  pursuant  to Rule 17f-4 and Rule 17f-5 under the Act shall
    be  endorsed  and  delivered,   or  transferred  by  appropriate  transfer  or
    assignment documents,  by Trinity Core Fund on the Closing Date to Main Street
    Fund, or at its direction,  to its custodian bank, in proper form for transfer in such condition as to constitute  good delivery  thereof in accordance  with the  custom  of  brokers  and  shall be  accompanied  by all  necessary  state transfer  stamps,  if  any.  The  cash  delivered  shall  be in  the  form  of certified  or bank  cashiers'  checks or by bank wire or  intra-bank  transfer payable  to the  order of Main  Street  Fund for the  account  of Main  Street
    Fund.  Class A, Class B,  Class C,  Class N and Class Y shares of Main  Street
    Fund  representing  the number of Class A, Class B, Class C, Class N and Class
    Y shares of Main  Street  Fund being  delivered  against the assets of Trinity
    Core Fund,  registered in the name of Trinity Core Fund,  shall be transferred to Trinity  Core Fund on the Closing  Date.  Such shares  shall  thereupon  be assigned by Trinity Core Fund to its  shareholders  so that the shares of Main
    Street Fund may be distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Core  Fund is  unable to make  delivery under this  Section 8 to Main Street Fund of any of its  portfolio  securities or cash for the reason that any of such  securities  purchased by Trinity Core
    Fund,  or the cash  proceeds of a sale of portfolio  securities,  prior to the
    Closing  Date  have  not yet  been  delivered  to it or  Trinity  Core  Fund's custodian,  then the delivery  requirements  of this Section 8 with respect to said undelivered  securities or cash will be waived and Trinity Core Fund will deliver to Main  Street Fund by or on the  Closing  Date with  respect to said undelivered  securities or cash executed  copies of an agreement or agreements of assignment in a form reasonably  satisfactory to Main Street Fund, together with such  other  documents,  including  a due bill or due bills and  brokers'
    confirmation slips as may reasonably be required by Main Street Fund.

      9.    Main  Street  Fund  shall  not  assume  the  liabilities  (except  for portfolio  securities  purchased  which have not settled  and for  shareholder redemption and dividend checks  outstanding) of Trinity Core Fund, but Trinity
    Core Fund will,  nevertheless,  use its best  efforts to  discharge  all known liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing  and mailing  the  proxies and proxy  statements  will be borne by
    Trinity  Core Fund.  Trinity Core Fund and Main Street Fund will bear the cost of their respective tax opinion.  Any documents such as existing  prospectuses or annual  reports  that are  included in that  mailing  will be a cost of the
    Fund issuing the  document.  Any other  out-of-pocket  expenses of Main Street
    Fund and Trinity  Core Fund  associated  with this  reorganization,  including legal,  accounting and transfer agent expenses,  will be borne by Trinity Core
    Fund and Main Street Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations  of Main  Street Fund  hereunder  shall be subject to the following conditions:

      A.    The Board of Trustees of Trinity Core Fund shall have  authorized  the execution of the Agreement,  and the  shareholders  of Trinity Core Fund shall have approved the  Agreement and the  transactions  contemplated  hereby,  and
    Trinity  Core  Fund  shall  have  furnished  to Main  Street  Fund  copies  of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Trinity Core Fund; such  shareholder  approval shall have been by the  affirmative  vote  required  by the  Massachusetts  Law and  its  charter documents  at a meeting for which  proxies  have been  solicited  by the Proxy
    Statement and Prospectus (as hereinafter defined).

      B.    Main  Street  Fund shall  have  received  an  opinion  dated as of the
    Closing  Date from  counsel to  Trinity  Core  Fund,  to the  effect  that (i)
    Trinity Core Fund is a business trust duly organized,  validly existing and in good  standing  under  the  laws  of the  State  of  Massachusetts  with  full corporate  powers to carry on its  business  as then  being  conducted  and to enter into and perform the  Agreement;  and (ii) that all action  necessary to make the Agreement,  according to its terms, valid, binding and enforceable on
    Trinity Core Fund and to authorize  effectively the transactions  contemplated by the Agreement have been taken by Trinity Core Fund.  Massachusetts  counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties  of Trinity Core Fund  contained herein  shall be true and  correct  at and as of the  Closing  Date,  and Main
    Street Fund shall have been furnished with a certificate of the President,  or a  Vice  President,  or  the  Secretary  or  the  Assistant  Secretary  or the
    Treasurer of Trinity Core Fund, dated as of the Closing Date, to that effect.

D.    On the Closing  Date,  Trinity  Core Fund shall have  furnished  to Main
      Street  Fund a  certificate  of the  Treasurer  or  Assistant  Treasurer  of
      Trinity  Core Fund as to the amount of the capital loss  carry-over  and net unrealized  appreciation  or  depreciation,  if any, with respect to Trinity
      Core Fund as of the Closing Date.

E.    The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value
    of the gross  assets,  of Trinity  Core Fund at the close of  business  on the
    Valuation Date.

F.    A  Registration  Statement  on Form N-14 filed by Main Street Fund under the  Securities  Act of 1933,  as  amended  (the  "1933  Act"),  containing  a preliminary  form of the Proxy  Statement  and  Prospectus,  shall have become effective under the 1933 Act.

      G.    On the Closing  Date,  Main  Street Fund shall have  received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable  to Main Street  Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any  material,  actual or  contingent  liabilities  of Trinity
    Core Fund  arising out of  litigation  brought  against  Trinity  Core Fund or claims asserted  against it, or pending or to the best of his or her knowledge threatened  claims or  litigation  not  reflected in or apparent from the most recent  audited  financial  statements  and footnotes  thereto of Trinity Core
    Fund  delivered  to Main  Street  Fund.  Such  letter  may also  include  such additional  statements  relating to the scope of the review  conducted by such
    person  and  his  or  her   responsibilities   and   liabilities  as  are  not
    unreasonable under the circumstances.

H.    Main  Street  Fund  shall  have  received  an  opinion,  dated as of the
    Closing Date, of KPMG LLP, to the same effect as the opinion  contemplated  by
    Section 11.E. of the Agreement.

11.   Main  Street  Fund shall have  received at the Closing all of the assets of Trinity Core Fund to be conveyed hereunder,  which assets shall be free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations  whatsoever.  The obligations of Trinity Core Fund hereunder shall be subject to the following conditions:

      A.    The Board of Trustees of Main  Street Fund shall have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
    Main  Street  Fund  shall  have  furnished  to  Trinity  Core  Fund  copies of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Main Street Fund.

      B.    Trinity Core Fund's  shareholders  shall have  approved the  Agreement and the transactions  contemplated  hereby, by an affirmative vote required by the  Massachusetts  Law and its charter  documents and Trinity Core Fund shall have  furnished  Main  Street  Fund  copies  of  resolutions  to  that  effect certified by the Secretary or an Assistant Secretary of Trinity Core Fund.

      C.    Trinity  Core Fund shall  have  received  an  opinion  dated as of the
    Closing  Date from  counsel to Main Street  Fund,  to the effect that (i) Main
    Street Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of Massachusetts  with full powers to  carry on its  business  as then  being  conducted  and to  enter  into and perform the  Agreement;  (ii) all  actions  necessary  to make the  Agreement, according to its terms,  valid,  binding and enforceable upon Main Street Fund and to authorize  effectively the  transactions  contemplated by the Agreement have been taken by Main Street Fund,  and (iii) the shares of Main Street Fund to be issued  hereunder  are duly  authorized  and when issued will be validly issued, fully-paid and non-assessable,  except as set forth under "Shareholder
    and  Trustee   Liability"  in  Main  Street  Fund's  Statement  of  Additional
    Information. Massachusetts counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties  of Main Street  Fund  contained herein  shall be true and correct at and as of the Closing  Date,  and Trinity
    Core Fund shall have been furnished  with a certificate  of the  President,  a
    Vice  President or the Secretary or the  Assistant  Secretary or the Treasurer
    of the Trust to that effect dated as of the Closing Date.

      E.    Trinity  Core Fund shall have  received  an opinion of KPMG LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the Agreement  and in  accordance  with (i) Trinity
    Core Fund's  representation  that there is no plan or intention by any Trinity
    Core Fund  shareholder who owns 5% or more of Trinity Core Fund's  outstanding shares,  and,  to Trinity  Core  Fund's  best  knowledge,  there is no plan or intention  on the part of the  remaining  Trinity Core Fund  shareholders,  to redeem,  sell,  exchange or otherwise  dispose of a number of Main Street Fund shares  received  in the  transaction  that  would  reduce  Trinity  Core Fund shareholders'  ownership  of Main  Street  Fund  shares  to a number of shares having a value,  as of the Closing  Date, of less than 50% of the value of all of the formerly  outstanding Trinity Core Fund shares as of the same date, and
    (ii) the  representation  by each of Trinity  Core Fund and Main  Street  Fund that,  as of the  Closing  Date,  Trinity  Core Fund and Main Street Fund will qualify as regulated  investment  companies  or will meet the  diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Core Fund and Main Street Fund will each  qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

      3.    No gain or loss will be  recognized  by the  shareholders  of  Trinity
    Core  Fund  upon the  distribution  of Class A,  Class B and Class C shares of beneficial  interest in Main Street Fund to the  shareholders  of Trinity Core
    Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a) of the Code no gain or loss will be  recognized by  Trinity  Core Fund by  reason of the  transfer  of  substantially  all its assets  in  exchange  for Class A,  Class B and Class C shares of Main  Street
    Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by
    Main Street Fund by reason of the  transfer  of  substantially  all of Trinity
    Core  Fund's  assets in  exchange  for Class A,  Class B and Class C shares of
    Main Street Fund and Main Street Fund's  assumption of certain  liabilities of
    Trinity Core Fund.

      6.    The  shareholders  of  Trinity  Core Fund will have the same tax basis and holding  period for the Class A, Class B and Class C shares of  beneficial interest in Main Street  Fund that they  receive as they had for Trinity  Core
    Fund  shares  that they  previously  held,  pursuant  to  Section  358(a)  and
    1223(1), respectively, of the Code.

      7.    The  securities  transferred  by Trinity Core Fund to Main Street Fund will have the same tax basis and  holding  period in the hands of Main  Street
    Fund as they had for  Trinity  Core  Fund,  pursuant  to  Section  362(b)  and
    1223(1), respectively, of the Code.

      F.    The  cash  reserve  shall  not  exceed  10% of the  value  of the  net assets,  nor 30% in value of the gross  assets,  of  Trinity  Core Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form  N-14  filed by Main  Street  Fund under the 1933 Act,  containing a preliminary  form of the Proxy Statement and
    Prospectus, shall have become effective under the 1933 Act.

      H.    On the Closing  Date,  Trinity Core Fund shall have  received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable  to Trinity Core Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any material,  actual or contingent liabilities of Main Street
    Fund  arising out of  litigation  brought  against  Main Street Fund or claims asserted  against  it, or  pending  or,  to the best of his or her  knowledge, threatened  claims or  litigation  not  reflected  in or  apparent by the most recent audited financial  statements and footnotes thereto of Main Street Fund delivered to Trinity Core Fund.  Such letter may also include such  additional statements  relating to the scope of the review  conducted  by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

I.    Trinity Core Fund shall acknowledge  receipt of the Class A, Class B and
    Class C shares of Main Street Fund.

      12.   Trinity Core Fund hereby represents and warrants that:

      A.    The audited  financial  statements of Trinity Core Fund as of July 31,
    2002 and  unaudited  financial  statements  as of January 31, 2003  heretofore furnished to Main Street Fund, present fairly the financial position,  results of  operations,  and  changes in net  assets of  Trinity  Core Fund as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year;  and that from January 31, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any  material  adverse  change in the business or financial condition  of Trinity  Core Fund,  it being agreed that a decrease in the size of Trinity Core Fund due to a diminution in the value of its portfolio  and/or redemption of its shares shall not be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
    contemplated  thereby by Trinity Core Fund's  shareholders,  Trinity Core Fund has  authority  to  transfer  all of the  assets  of  Trinity  Core Fund to be conveyed  hereunder  free  and  clear  of all  liens,  encumbrances,  security interests, restrictions and limitations whatsoever;

C.    The Prospectus,  as amended and supplemented,  contained in Trinity Core
    Fund's  Registration  Statement  under  the 1933  Act,  as  amended,  is true, correct and complete,  conforms to the  requirements  of the 1933 Act and does not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements  therein not misleading.  The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and complete,  conformed to the  requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements therein not misleading;

      D.    There is no material  contingent  liability  of Trinity  Core Fund and no material claim and no material legal,  administrative  or other proceedings pending or, to the knowledge of Trinity Core Fund,  threatened against Trinity
    Core Fund, not reflected in such Prospectus;

      E.    Except   for  the   Agreement,   there  are  no   material   contracts
    outstanding  to which  Trinity Core Fund is a party other than those  ordinary in the conduct of its business;

      F.    Trinity Core Fund is a  Massachusetts  business trust duly  organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Massachusetts;   and  has  all  necessary  and  material   Federal  and  state
    authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and Trinity Core Fund that is duly registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns  and reports of Trinity  Core Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of Trinity
    Core Fund no such return is currently  under audit and no assessment  has been asserted  with respect to such returns and to the extent such tax returns with respect to the taxable  year of Trinity Core Fund ended July 31, 2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

      H.    Trinity  Core Fund has elected  that Trinity Core Fund be treated as a regulated  investment  company  and,  for each fiscal year of its  operations,
    Trinity  Core Fund has met the  requirements  of  Subchapter M of the Code for qualification  and  treatment  as a regulated  investment  company and Trinity
    Core Fund  intends  to meet such  requirements  with  respect  to its  current taxable year.

13.   Main Street Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Main Street Fund as of August 31,
    2002 and unaudited  financial  statements  as of February 28, 2003  heretofore furnished  to  Trinity  Core Fund,  present  fairly  the  financial  position, results of  operations,  and changes in net assets of Main Street Fund,  as of that  date,  in  conformity  with  generally  accepted  accounting  principles applied on a basis  consistent with the preceding year; and that from February
    28, 2003 through the date hereof there have not been,  and through the Closing
    Date there will not be,  any  material  adverse  changes  in the  business  or financial  condition of Main Street Fund, it being  understood that a decrease in the  size of Main  Street  Fund  due to a  diminution  in the  value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus,  as amended and  supplemented,  contained in Main Street
    Fund's  Registration  Statement  under  the 1933  Act,  is true,  correct  and complete,  conforms to the  requirements  of the 1933 Act and does not contain any  untrue  statement  of a material  fact or omit to state a  material  fact required to be stated therein or necessary to make the statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete, conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated therein or necessary to make the statements therein not misleading;

      C.    Except for this Agreement,  there is no material contingent  liability
    of  Main  Street  Fund  and  no   material   claim  and  no  material   legal,
    administrative  or other  proceedings  pending  or, to the  knowledge  of Main
    Street  Fund,  threatened  against  Main Street  Fund,  not  reflected in such
    Prospectus;

      D.    There are no  material  contracts  outstanding  to which  Main  Street
    Fund is a party other than those ordinary in the conduct of its business;

      E.    Main  Street  Fund  is  a  business  trust  duly  organized,   validly
    existing  and  in  good  standing  under  the  laws  of  the  Commonwealth  of
    Massachusetts;  Main Street Fund has all  necessary  and material  Federal and state  authorizations to own all its properties and assets and to carry on its business  as now being  conducted;  the Class A, Class B and Class C shares of
    Main  Street  Fund  which it  issues to  Trinity  Core  Fund  pursuant  to the
    Agreement   will  be  duly   authorized,   validly   issued,   fully-paid  and
    non-assessable,  except as set forth under  "Shareholder & Trustee  Liability"
    in Main Street  Fund's  Statement of Additional  Information,  will conform to
    the  description   thereof  contained  in  Main  Street  Fund's   Registration
    Statement  and will be duly  registered  under the 1933 Act and in the  states where registration is required;  and Main Street Fund is duly registered under the Act and such  registration  has not been  revoked or  rescinded  and is in full force and effect;

      F.    All  federal  and other tax  returns  and  reports of Main Street Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the  payment  thereof and to the best of the  knowledge  of Main
    Street Fund,  no such return is currently  under audit and no  assessment  has been  asserted with respect to such returns and to the extent such tax returns with  respect to the taxable  year of Main  Street Fund ended  August 31, 2002 have not been filed,  such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G.    Main Street  Fund has elected to be treated as a regulated  investment company and, for each fiscal year of its operations,  Main Street Fund has met the requirements of Subchapter M of the Code for  qualification  and treatment as a regulated  investment  company and Main Street Fund  intends to meet such requirements with respect to its current taxable year;

      H.    Main  Street  Fund has no plan or  intention  (i) to dispose of any of the assets  transferred  by  Trinity  Core  Fund,  other than in the  ordinary course of business,  or (ii) to redeem or reacquire  any of the Class A, Class
    B,  Class C,  Class N and Class Y shares  issued  by it in the  reorganization other than pursuant to valid requests of shareholders; and

      I.    After   consummation   of  the   transactions   contemplated   by  the
    Agreement,   Main   Street  Fund   intends  to  operate  its   business  in  a
    substantially unchanged manner.

      14.   Each  party  hereby  represents  to the other that no broker or finder has been  employed by it with  respect to the  Agreement  or the  transactions contemplated  hereby.  Each party also  represents  and  warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary  to make the  statements  concerning  it  therein  not misleading  and that the financial  statements  concerning it will present the information  shown fairly in accordance  with  generally  accepted  accounting principles  applied on a basis  consistent with the preceding year. Each party also  represents  and  warrants  to the  other  that the  Agreement  is valid, binding and  enforceable in accordance  with its terms and that the execution, delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract, agreement,  judgment, decree or order to which it is subject or to which it is a party.  Main Street Fund hereby  represents  to and  covenants  with Trinity
    Core Fund that,  if the  reorganization  becomes  effective,  Main Street Fund will treat each  shareholder  of Trinity  Core Fund who  received  any of Main
    Street  Fund's  shares as a result of the  reorganization  as having  made the minimum  initial  purchase  of shares of Main  Street  Fund  received  by such shareholder  for the  purpose of making  additional  investments  in shares of
    Main Street  Fund,  regardless  of the value of the shares of Main Street Fund received.

      15.   Main Street Fund agrees that it will  prepare and file a  Registration
    Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
    1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable  in this  connection.  Trinity  Core Fund  covenants  and  agrees to liquidate and dissolve as soon as  practicable  to the extent  required  under the laws of the  State of  Massachusetts,  and,  upon  Closing,  to cause  the cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be  subject  to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several  counterparts,  each of which shall be deemed an  original,  but all taken  together  shall  constitute  one
    Agreement.   The  rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and  representations  are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

      19.   Main Street Fund  understands  that the  obligations  of Trinity  Core
    Fund under the  Agreement are not binding upon any Trustee or  shareholder  of
    Trinity  Core Fund  personally,  but bind only  Trinity  Core Fund and Trinity
    Core Fund's property.

      20.   Trinity  Core Fund  understands  that the  obligations  of Main Street
    Fund under the  Agreement are not binding upon any trustee or  shareholder  of
    Main  Street Fund  personally,  but bind only Main Street Fund and Main Street
    Fund's  property.  Trinity  Core  Fund  represents  that it has  notice of the provisions  of the  Declaration  of  Trust  of Main  Street  Fund  disclaiming shareholder  and  trustee  liability  for acts or  obligations  of Main Street
    Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                  OPPENHEIMER TRINITY CORE FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER  MAIN STREET FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT

                       Acquisition of the Assets of the
                        OPPENHEIMER TRINITY CORE FUND

                     By and in exchange for Shares of the
                        OPPENHEIMER MAIN STREET FUND,
               A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

      This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Core Fund ("Trinity
Core Fund") for shares of Oppenheimer Main Street Fund, A Series Of
Oppenheimer Main Street Funds, Inc. ("Main Street Fund").

      This SAI consists of this Cover Page and the following documents [all of which are incorporated by reference to Part B filed with the Pre-Effective
Amendment No. 1 filed on May 15, 2003]: (i) Annual and Semi-Annual Reports dated July 31, 2002 and January 31, 2003, respectively, of Trinity Core Fund;
(ii) the Annual and Semi-Annual Reports dated August 31, 2002 and  February
28, 2003, respectively of Main Street Fund; (iii) the Prospectus of Trinity
Core Fund dated September 24, 2002 as supplemented November 1, 2002; (iv) the
Statement of Additional Information of Trinity Core Fund dated September 24,
2002 as revised October 15, 2002, and as supplemented January 2, 2003 and
March 31, 2003; and (iv) the Statement of Additional Information of Main
Street Fund dated October 23, 2002 as supplemented April 30, 2003.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus and Proxy Statement dated June 27, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.708.7780 or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
June 27, 2003.

OPPENHEIMER MAIN STREET FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended and Restated  Declaration of Trust filed by cross-reference to Exhibit
16 (1) to this Registration Statement, incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)      (i)      Articles of  Incorporation  dated as of 10/2/87:  Previously filed with Registrant's  Post-Effective Amendment No. 12, 10/25/93 to
         its  Registration  Statement on Form N-1A (Reg.  No.  33-17850),  and
         incorporated herein by reference.

(ii)  Amended Articles of Incorporation  dated 12/9/87:  Previously filed with
         Registrant's   Post-Effective  Amendment  No.  12,  10/25/93  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

(iii) Articles  Supplementary to the Articles of Incorporation  dated 8/18/88:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(iv)  Articles  Supplementary to the Articles of Incorporation  dated 1/20/89:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(v)   Articles  Supplementary to the Articles of Incorporation  dated 4/16/90:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(vi)  Articles  Supplementary to the Articles of Incorporation  dated 8/27/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(vii) Articles  Supplementary to the Articles of Incorporation dated 10/20/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(viii)      Articles  Supplementary  to the  Articles of  Incorporation  dated
         10/27/93:   Previously   filed   with   Registrant's   Post-Effective
         Amendment No. 14, 9/30/94 to its Registration  Statement on Form N-1A
         (Reg. No. 33-17850), and incorporated herein by reference.

(ix)  Articles  Supplementary to the Articles of Incorporation dated 11/29/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 14,
         9/30/94  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(x)   Articles  Supplementary to the Articles of Incorporation  dated 4/28/94:
         Previously filed with Registrant's  Post-Effective  Amendment No. 14,
         9/30/94  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xi)  Articles  Supplementary to the Articles of Incorporation  dated 9/30/94:
         Previously filed with Registrant's  Post-Effective  Amendment No. 14,
         9/30/94  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xii) Articles  Supplementary to the Articles of Incorporation  dated 8/30/96:
         Previously filed with Registrant's  Post-Effective  Amendment No. 19,
         10/30/96  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xiii)      Articles  Supplementary  to the  Articles of  Incorporation  dated
         9/30/96:  Previously filed with Registrant's Post-Effective Amendment
         No. 19,  10/30/96 to its  Registration  Statement  on Form N-1A (Reg.
         No. 33-17850), and incorporated herein by reference.

(xiv) Articles  Supplementary to the Articles of Incorporation dated 11/30/98:
         Previously filed with Registrant's  Post-Effective  Amendment No. 23,
         12/22/98  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xv)  Articles  Supplementary to the Articles of Incorporation dated 12/19/00:
         Previously filed with Registrant's  Post-Effective  Amendment No. 23,
         12/20/00  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(2)   By-Laws  Amended as of  12/19/00:  Previously  filed  with  Registrant's
         Post-Effective   Amendment  No.  26,  12/20/00  to  its  Registration
         Statement on Form N-1A (Reg. No. 33-17850),  and incorporated  herein by reference.

(3)   N/A.

(4)      Agreement  and Plan of  Reorganization  dated  April  17,  2003:  See
         Exhibit  A to Part A of  this  Registration  Statement,  incorporated herein by reference.

(5)      (i)      Specimen Class A Stock  Certificate:  Previously  filed with
         Registrant's   Post-Effective  Amendment  No.  28,  12/19/01  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (ii)  Specimen   Class  B  Stock   Certificate:   Previously   filed   with
         Registrant's   Post-Effective  Amendment  No.  28,  12/19/01  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (iii) Specimen   Class  C  Stock   Certificate:   Previously   filed   with
         Registrant's   Post-Effective  Amendment  No.  28,  12/19/01  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

(iv)  Specimen Class N Stock  Certificate:  Previously filed with Registrant's
         Post-Effective   Amendment  No.  28,  12/19/01  to  its  Registration
         Statement on Form N-1A (Reg. No. 33-17850),  and incorporated  herein by reference.

(v)   Specimen Class Y Stock  Certificate:  Previously filed with Registrant's
         Post-Effective   Amendment  No.  28,  12/19/01  to  its  Registration
         Statement on Form N-1A (Reg. No. 33-17850),  and incorporated  herein by reference.

(6)         Amended and Restated  Investment  Advisory  Agreement  dated as of
         10/22/90:   Previously   filed   with   Registrant's   Post-Effective
         Amendment No. 6, 11/1/90 to its  Registration  Statement on Form N-1A
         (Reg. No. 33-17850), and incorporated herein by reference.

(7)      (i)      General Distributor's  Agreement dated 10/13/92:  Previously filed with Registrant's  Post-Effective  Amendment No. 11, 8/25/93 to
         its Registration Statement on Form N-1A (Reg. No. 33-17850).

   (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
         Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
         Registration  Statement  of  Oppenheimer  High Yield  Fund (Reg.  No.
         2-62076), 10/26/01, and incorporated herein by reference.

   (iii) Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
         Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
         Registration  Statement  of  Oppenheimer  High Yield  Fund (Reg.  No.
         2-62076), 10/26/01, and incorporated herein by reference.

   (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
         Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
         Registration  Statement  of  Oppenheimer  High Yield  Fund (Reg.  No.
         2-62076), 10/26/01, and incorporated herein by reference.

(8)      (i)      Amended  and  Restated  Retirement  Plan for  Non-Interested
         Trustees  or   Directors   dated   8/9/01:   Previously   filed  with
         Post-Effective  Amendment  No. 34 to the  Registration  Statement  of
         Oppenheimer   Gold  &  Special  Minerals  Fund  (Reg.  No.  2-82590),
         10/25/01, and incorporated herein by reference.

   (ii)  Form   of    Deferred    Compensation    Plan    for    Disinterested
         Trustees/Directors:  Previously filed with  Post-Effective  Amendment
         No. 26 to the  Registration  Statement of Oppenheimer  Gold & Special
         Minerals Fund (Reg.  No.  2-82590),  10/28/98,  and  incorporated  by reference.

(9)      (i)      Amended  and  Restated  Custody  Agreement  dated  11/12/92:
         Previously filed with Registrant's  Post-Effective  Amendment No. 59,
         1/29/93,  refiled with Registrant's  Post-Effective Amendment No. 63,
         12/1/94,  pursuant to Item 102 of  Regulation  S-T, and  incorporated herein by reference.

   (ii)  Foreign Custody Manager Agreement between  Registrant and The Bank of
         New York: Previously filed with Pre-Effective  Amendment No. 2 to the
         Registration  Statement  of  Oppenheimer  World Bond Fund  (Reg.  No.
         333-48973), 4/23/98, and incorporated herein by reference.

(10)(i)  Service  Plan and  Agreement  for Class A Shares dated as of 6/10/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 60,
         11/24/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

   (i)(a)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
         shares dated 6/14/02  pursuant to Rule 12b-1:  Previously  filed with
         Registrant's   Post-Effective  Amendment  No.  77,  11/18/02  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (ii)  Distribution  and Service Plan and Agreement for Class B Shares dated
         as  of  2/20/97  pursuant  to  Rule  12b-1:   Previously  filed  with
         Registrant's   Post-Effective   Amendment  No.  70,  9/15/98  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (iii) Distribution  and Service Plan and Agreement for Class C Shares dated
         as  of  2/20/97  pursuant  to  Rule  12b-1:   Previously  filed  with
         Registrant's   Post-Effective   Amendment  No.  70,  9/15/98  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (iv)  Distribution  and Service Plan  Agreement for Class N Shares dated as
         of  11/19/01:   Previously  filed  with  Registrant's  Post-Effective
         Amendment No. 76, 1/22/02 to its Registration  Statement on Form N-1A
         (Reg. No. 33-17850), and incorporated herein by reference.

 (11)(i)  Opinion and Consent of Counsel to Oppenheimer  Main Street Fund:
             Filed herewith.

    (ii) Form of Reorganization Opinion and Consent of Counsel to Oppenheimer
         Trinity Core Fund: Previously filed with Registrant's Pre-Effective
         Amendment No. 2 to the Registration Statement on Form N-14, 6/18/03
         (Reg. No. 333-105167) and incorporated herein by reference.

   (iii) Form of Reorganization Opinion and Consent of Counsel to Oppenheimer
         Main Street Fund: Previously filed with Registrant's Pre-Effective
         Amendment No. 2 to the Registration Statement on Form N-14, 6/18/03
         (Reg. No. 333-105167) and incorporated herein by reference.

(12)     Form of Tax Opinion and Consent Relating to the Reorganization:
         Previously filed with  Registrant's  Initial  Registration  Statement on  Form  N-14, 5/15/03 (Reg. No. 333-105167) and incorporated herein by reference.

(13)     N/A.

(14)     Consent of Independent Auditors: Filed herewith.

(15)     N/A.

(16)(i)  Powers of Attorney for all  Trustees/Directors and Principal Officers
         except for Joel W.  Motley and John V.  Murphy  (including  Certified
         Board  Resolutions):  Previously filed with  Pre-Effective  Amendment
         No. 1 to the  Registration  Statement of Oppenheimer  Emerging Growth
         Fund  (Reg.  No.  333-44176),  10/5/00,  and  incorporated  herein by reference.

   (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
         Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust
         (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference.

   (iii) Power of  Attorney  for Joel W.  Motley  (including  Certified  Board
         Resolution):  Previously filed with Post-Effective Amendment No. 8 to
         the  Registration   Statement  of  Oppenheimer   International  Small
         Company Fund (Reg.  333-31537),  10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

      (1)   Insofar  as  indemnification  for  liabilities  arising  under the
      Securities  Act of 1933  may be  permitted  to  trustees,  officers  and controlling persons of Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been  advised that in the opinion of the
      Securities  and  Exchange  Commission  such  indemnification  is against public  policy  as  expressed  in the  Securities  Act of  1933  and is,
      therefore,    unenforceable.   In   the   event   that   a   claim   for
      indemnification  against  such  liabilities  (other  than the payment by
      Registrant  of  expenses  incurred  or paid  by a  trustee,  officer  or controlling  person  of  Registrant  in the  successful  defense  of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or controlling  person,  Registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling precedent,  submit to
      a  court  of  appropriate   jurisdiction   the  question   whether  such
      indemnification  by it is  against  public  policy as  expressed  in the
      Securities  Act of 1933 and will be governed  by the final  adjudication of such issue.

(2)   The Registrant  hereby undertakes to file its tax opinion and consent in a Post-Effective  Amendment to the Registration  Statement shortly after the closing.

                                  SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 27th day of June, 2003.

                              OPPENHEIMER MAIN STREET FUND

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the
----------------------------  Board of Trustees          June 27, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       June 27, 2003
-------------------------     Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*           President, Principal
--------------------------    Executive Officer          June 27, 2003
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer, Principal       June 27, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                    June 27, 2003
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                    June 27, 2003
---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                    June 27, 2003
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                    June 27, 2003
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                    June 27, 2003
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                    June 27, 2003
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                    June 27, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                         OPPENHEIMER MAIN STREET FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

11(i)             Opinion  and  Consent of Counsel to  Oppenheimer  Main
                  Street Fund

14                Consent of Independent Auditors